Exhibit 99.8

Exception Grades
Run Date - 3/5/2024 2:43:07 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
220946964		3158472198		30007080			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220946964		3158472198		30015001			Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	- Housing history reflects a total of ___ reported late payments.	Universal Product Exception Form in file for lender exceptions of 1 * [Redacted] mortgage late with current lender in December [Redacted].	Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-26): Universal Product Exception Form in file, exception approved with comp factors. Reviewer Comment (2024-02-19): Universal Product Exception Form in file, exception approved with comp factors.			02/26/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946966		3158472200		30005290			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-20): AVM in file, D0604 Buyer Comment (2024-02-20): Do Not Concur - AVM in file	02/20/2024			1	D	A	D	A	D	A	D	A	D	A		GA	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946969		3158472206		30018441			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220946970		3158472208		30008986			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Purchase contract not provided.				Reviewer Comment (2024-02-21): purchase contract received, D0346 Buyer Comment (2024-02-21): Sales contract attached. Buyer Comment (2024-02-21): Please see attached sales contract.	02/21/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946970		3158472208		30009003			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing third party verification for the borrower resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-22): CPA letter received, D0365 Buyer Comment (2024-02-22): Please review CPA letter uploaded	02/22/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220946970		3158472208		30009004			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Missing CPA letter or other third party verification of the borrower's self-employment.				Reviewer Comment (2024-02-22): CPA letter received, D0365 Buyer Comment (2024-02-22): Please review CPA letter that was in file at time of review	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946971		3158472211		30009649			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance coverage is insufficient by $[redacted] based on [redacted]% of appraised value, as there is no estimated cost new listed on the appraisal., there was no evidence of extended coverage or insurer's estimate of replacement cost provided.				Reviewer Comment (2024-02-23): RCE received, HOI coverage is sufficient. Buyer Comment (2024-02-23): Please review Buyer Comment (2024-02-23): Please review RCE	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946971		3158472211		30009656			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2024-02-20): documentation in file meets guideline requirements	02/20/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946972		3158472213		30008972			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within [Redacted] days of closing must be provided.				Reviewer Comment (2024-02-22): VOE received, D0767 Buyer Comment (2024-02-22): Please review VVOE	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946972		3158472213		30020384			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within [Redacted] days of closing must be provided.				Reviewer Comment (2024-02-22): VOE received, D0767 Buyer Comment (2024-02-22): Please review VVOE uploaded	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946972		3158472213		30020618			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [Redacted] QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing a copy of VVOE for the borrower within [Redacted] days of closing.				Reviewer Comment (2024-02-22): VOE received, D0767 Buyer Comment (2024-02-22): Please review VVOE uploaded	02/22/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220946972		3158472213		30020619			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing a copy of VVOE for the borrower within [Redacted] days of closing.				Reviewer Comment (2024-02-22): VOE received, D0767 Buyer Comment (2024-02-22): Please review VVOE uploaded	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946972		3158472213		30020626			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Waterfall finding due to missing a copy of VVOE for the borrower within [Redacted] days of closing.				Reviewer Comment (2024-02-22): VOE received, D0767 Buyer Comment (2024-02-22): Please review VVOE uploaded	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946972		3158472213		30020645			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing a copy of VVOE for the borrower within [Redacted] days of closing.				Reviewer Comment (2024-02-22): VOE received, D0767 Buyer Comment (2024-02-22): Please review VVOE uploaded	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946973		3158472215		30005173			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-02-16): Sufficient Cure Provided within 60 Days of Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Second Home	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220946976		3158472219		30009769			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted], for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-02-22): HOI coverage is sufficient. Buyer Comment (2024-02-22): Please see increased replacement cost amount on page 2 of policy - screenshot attached	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946976	3158472219	30029440	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception to utilize income from one of the borrower's businesses that does not have a full [Redacted] yr history of business and personal returns as borrower has only been an owner for two years and [Redacted] personal returns are on extension. Exception approved with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-21): Universal Product Exception Form in file, exception approved with comp factors.			02/21/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946982		3158472228		30002001			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [Redacted] QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing required Third Party verification of the borrower's self-employment, resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-21): VOE received	02/21/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220946982		3158472228		30002002			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	The file is missing a copy of the Third Party Verification.				Reviewer Comment (2024-02-21): VOE received Buyer Comment (2024-02-21): Do Not Concur - The CPA completed the most recent business return on [Redacted] which is within [Redacted] calendar days prior to the [Redacted] note date.	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946982		3158472228		30004060			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file is missing the required third party verification for the borrower's self-employment income.				Reviewer Comment (2024-02-21): VOE received	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946982		3158472228		30004101			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing third party verification of the borrower's self-employment.				Reviewer Comment (2024-02-21): VOE received	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946982		3158472228		30004106			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing third party verification of the borrower's self-employment.				Reviewer Comment (2024-02-21): VOE received	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946982		3158472228		30004112			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Income documentation requirements not met because of the missing third party verification to verify the self employed business.				Reviewer Comment (2024-02-21): VOE received	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946983		3158472231		30002074			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Lease agreement missing for retained property.				Reviewer Comment (2024-02-20): lease agreement received Buyer Comment (2024-02-20): Do Not Concur - Lease Agreement located in file, please review to clear all citing's	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946983		3158472231		30002090			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income ([Redacted]% Method) using reasonably reliable third-party records.	Lease agreement missing for retained property.				Reviewer Comment (2024-02-20): lease agreement received	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946983		3158472231		30002091			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing lease agreement for retained property.				Reviewer Comment (2024-02-20): lease agreement received	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946983		3158472231		30002093			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [Redacted] QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to missing lease agreement for retained property, resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-20): lease agreement received	02/20/2024			1	B	A	C	A	B	A	C	A	B	A		TN	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220946983		3158472231		30004403			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing lease agreement for retained property, resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-20): lease agreement received	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946983		3158472231		30004430			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Lease agreement missing for retained property.				Reviewer Comment (2024-02-20): lease agreement received	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946987		3158472239		30005439			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		HI	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220946989		3158472242		30007677			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not located in file.				Reviewer Comment (2024-02-20): Initial disclosure statement received Buyer Comment (2024-02-20): Do Not Concur - IEAD located in file	02/20/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220946990		3158472243		30002471			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted], with an end date of [Redacted]. Since the appraisal is between these two dates, there are two options, 1. provide a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration end date of [Redacted], or [Redacted]. add a comment accepting an EV-2 grade, as this can be downgraded since the appraisal is dated after the initial disaster declaration date, but prior to the end date.				Reviewer Comment (2024-02-22): PDI showing no damage to property received, D0572 Buyer Comment (2024-02-22): Please review PDI	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946991		3158472246		30013679			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Appraisal Review). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220946991		3158472246		30013680			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Bond Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220946991		3158472246		30013791			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for the borrower not having [Redacted] year self employment history with current company.	Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-19): Universal Product Exception Form in file, exception approved with comp factors.			02/19/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946992		3158472247		30005090			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	The file is missing the most recent tax return, but there is a tax return extension in file.				Reviewer Comment (2024-02-16): documentation in file meets applicable guidelines	02/16/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946992		3158472247		30005091			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	The file is missing the most recent tax return, but there is a tax return extension in file.				Reviewer Comment (2024-02-16): documentation in file meets applicable guidelines	02/16/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220946993		3158472249		30004844			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220946995	3158472252	30009542	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Title- Survey Fee was last disclosed as $[redacted] on Loan Estimate but disclosed as $[redacted] on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.	Reviewer Comment (2024-02-28): SitusAMC received rebuttal comment with LOX for the survey fee prepared for [redacted] and borrower shopped from South Texas engineers.

Buyer Comment (2024-02-27): Could this please be escalated for review. The final survey shows it was prepared for [redacted] which matches the provider chosen by borrower on the CIC for survey fee increase.

Reviewer Comment (2024-02-26): SitusAMC received FRF with LOX lieu of Changed circumstance dated [redacted] indicates Survey fee moved from section H to Sec B when borrower decided to go with Lennar title. But, the fee was payable to "[redacted] and was not paid to the same provider as the other title fees. Moreover, the fee was disclosed is in section H of LE No tolerance section and On CD disclosed is in section B under borrower cannot shopped for service section. Hence, the fee was automatically default under [redacted]% tolerance testing. Cure is required to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-02-23): Please review section 10 on page 2 of the FRF (and detail screenshot attached) were it provides information as to the survey fee increase/change. If the reason is not sufficient please advise as such

Reviewer Comment (2024-02-23): SitusAMC received FRF form doesn't provide any information on why the survey fee was added. Please provide valid COC with sufficient information or cure is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2024-02-22): Please review CIC on FRF for Survey Fee
																		02/28/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220946997		3158472255		30013924			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence delivery of the appraisal to the borrower at least [Redacted] days prior to closing.				Reviewer Comment (2024-02-21): appraisal acknowledgement form received, D0220 Buyer Comment (2024-02-21): See attached Appraisal acknowledgment	02/21/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947001		3158472261		30005625			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947004		3158472264		30009475			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Page 1 of CD indicates insurance are included in escrow but nothing was collected or noted on page 2.				Reviewer Comment (2024-02-26): [redacted] received PCCD and LOE. Buyer Comment (2024-02-22): See LOE and PCCD		02/26/2024		2	C	B	C	B	C	B	C	B	C	B		MA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947004		3158472264		30009476			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether property taxes are included in escrow.	Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.				Reviewer Comment (2024-02-26): [redacted] received PCCD and LOE. Buyer Comment (2024-02-22): See PCCD and LOE		02/26/2024		2	C	B	C	B	C	B	C	B	C	B		MA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947004		3158472264		30009477			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan will have an escrow account.	The final CD in the loan file reflects escrows on page 1 of the final CD, but on page 4 of the CD it reflects the borrower will have escrows.				Reviewer Comment (2024-02-23): [redacted] received corrected Post CD and LOX. Buyer Comment (2024-02-22): see LOE Buyer Comment (2024-02-22): See attached PCCD	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947004		3158472264		30009478			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan will have an escrow account.	Page 2 of the Final CD indicates no escrows, but page 4 indicates there will be an escrow account and lists all expense as escrowed.				Reviewer Comment (2024-02-23): [redacted] received Post CD and LOX. Buyer Comment (2024-02-22): See attached LOE and PCCD		02/23/2024		2	C	B	C	B	C	B	C	B	C	B		MA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947004		3158472264		30038698			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.					Reviewer Comment (2024-02-26): [redacted] received PCCD and LOE.	02/26/2024			1		A		A		A		A		A		MA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947004		3158472264		30038699			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [redacted] are underdisclosed.					Reviewer Comment (2024-02-23): [redacted] received Post CD and LOX.	02/23/2024			1		A		A		A		A		A		MA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947004		3158472264		30052534			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on[redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Final Closing Disclosure provided on [redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.				Reviewer Comment (2024-02-27): documentation is acceptable	02/27/2024			1		A		A		A		A		A		MA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947006		3158472266		30004645			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted].	Finance Charge disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of -$[redacted] Source of discrepancy is unknown. Finance charges disclosed on compliance report match fees disclosed on final Closing Disclosure.				Reviewer Comment (2024-02-27): [redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD. Buyer Comment (2024-02-23): Please see attached PCCD, refund check, LOE and tracking label.		02/27/2024		2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947008		3158472268		30005797			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947008		3158472268		30005798			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947009		3158472271		30004429			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Based on the title report in file this was not a same lender refinance. The H-8 form should have been used.								3	C	C	C	C	C	C	C	C	C	C		AR	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947010	3158472276	30005738	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of High-Risk Collateral due to a lot size of [Redacted] acres, as per guidelines [Redacted] acres is eligible. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-16): Universal Product Exception Form in file, exception approved with comp factors.			02/16/2024	2	B	B	B	B	B	B	B	B	B	B		MN	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947012		3158472278		30004532			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947012		3158472278		30007286			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947013		3158472279		30009690			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided		Provide missing Rider Condo.				Reviewer Comment (2024-02-21): condo rider received Buyer Comment (2024-02-21): Please see attached Condo Rider	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947013		3158472279		30009692			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Provide missing Insurance Verification ([Redacted]) for [Redacted].				Reviewer Comment (2024-02-21): insurance verification received, D0467 Buyer Comment (2024-02-21): Please see email regarding insurance verification	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947013		3158472279		30009704			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947013		3158472279		30009705			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947014		3158472280		30004897			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-02-16): Sufficient Cure Provided within [Redacted] Days of Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		IA	Primary	Refinance - Rate/Term		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947016		3158472282		30013036			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Missing purchase contract or sales contract addendum reflecting final purchase price.				Reviewer Comment (2024-02-19): documentation in file is acceptable.	02/19/2024			1	D	A	D	A	D	A	D	A	D	A		UT	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947017		3158472283		30004657			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947021		3158472297		30032263			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [Redacted] QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall due to borrower's missing the required third party verification for the borrower's self-employment income from [Redacted].				Reviewer Comment (2024-02-23): VOE received Buyer Comment (2024-02-23): VOEs attached	02/23/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947021		3158472297		30032264			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	The file is missing the required third party verification for borrower([Redacted]) self-employment income from [Redacted].				Reviewer Comment (2024-02-23): VOE received Buyer Comment (2024-02-23): see attached VOE ([Redacted])	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158472297		30032265			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	The file is missing the required third party verification for borrower (Redacted) self-employment income from [Redacted].				Reviewer Comment (2024-02-23): VOE received Buyer Comment (2024-02-23): see attached VOE ([Redacted])	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158472297		30032266			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	Waterfall due to borrower's missing the required third party verification for the borrower's self-employment income from [Redacted].				Reviewer Comment (2024-02-23): VOE received Buyer Comment (2024-02-23): VOEs attached	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158472297		30032267			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.					Reviewer Comment (2024-02-23): statement was provided per IEADS Buyer Comment (2024-02-23): see attached IEADS	02/23/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947021		3158472297		30032268			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream [Redacted] that does not match the actual payment for the loan.	Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream [Redacted] that does not match the actual payment for the loan. Due to Homeowners association fee of $[Redacted] was not included in escrow.				Reviewer Comment (2024-02-22): this is acceptable	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947021		3158472297		30032269			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on[Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. Due to Homeowners association fee of $[Redacted] was not included in escrow.				Reviewer Comment (2024-02-22): Sufficient Cure Provided At Closing		02/22/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947021		3158472297		30032272			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Waterfall due to borrower's missing the required third party verification for the borrower's self-employment income from [Redacted].				Reviewer Comment (2024-02-23): VOE received Buyer Comment (2024-02-23): VOEs attached	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158472297		30032274			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003/loan application was not provided in the file.				Reviewer Comment (2024-02-23): final 1003 received Buyer Comment (2024-02-23): see attached F1003	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158472297		30032279			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The file was missing a copy of the Hazard Insurance policy.				Reviewer Comment (2024-02-23): HOI policy received Buyer Comment (2024-02-23): see attached Hazard Ins Policy	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158472297		30032289			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. There was no UCDP in file.				Reviewer Comment (2024-02-23): acceptable CU risk score received Buyer Comment (2024-02-23): see attached UCDP	02/23/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158472297		30032308			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to borrower's missing the required third party verification for the borrower's self-employment income from [Redacted].				Reviewer Comment (2024-02-23): VOE received Buyer Comment (2024-02-23): VOEs attached	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158472297		30032320			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall due to borrower's missing the required third party verification for the borrower's self-employment income from [Redacted].				Reviewer Comment (2024-02-23): VOE received Buyer Comment (2024-02-23): VOEs attached	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947022		3158472298		30008292			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-02-16): Sufficient Cure Provided within [Redacted] Days of Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		AL	Primary	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947024		3158472305		30005976			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947026	3158472309	30009534	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [redacted] contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.	COC disclosed on [redacted] the same day the Closing Disclosure provided. The [redacted] CD changed the product from an ARM to a Fixed Rate, and was delivered to the borrower on Friday, [redacted]. The loan closed on Monday, [redacted], which was not 3 business days later.	Reviewer Comment (2024-03-04): client has accepted EV3

Buyer Comment (2024-02-29): Concur. EV3 accepted.

Reviewer Comment (2024-02-22): Product change disclosed on [redacted] triggers the requirements for an additional 3 precise business day waiting period before consummation under 1026.19(f)(2)(ii).  Sunday [redacted] is not a business day and therefore is not included in the 3 business day calculation.  Earliest closing date permitted to comply with the additional 3-day waiting period is [redacted].  No cure for timing violations

Buyer Comment (2024-02-21): Please re-review: The Initial CD dated [redacted] (7/6 ARM loan) and 3 business days later on [redacted], the Product changed to a Fixed. On [redacted] the loan remained a Fixed (this is acceptable).
																					3	C	C	C	C	C	C	C	C	C	C		CA	Primary	Purchase	TRID timing exception, no remediation available.	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947027		3158472312		30008884			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Unable to verify all stated expenses. File is missing documentation to verify additional expense(s) of $[Redacted] as stated on Final 1003				Reviewer Comment (2024-02-20): mortgage statement received Buyer Comment (2024-02-20): Please see Mortgage statement for property address: [Redacted]	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947027		3158472312		30018334			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing updated Mortgage Statement. Final 1003 states a monthly payment amount of $[Redacted]. Statement in file show a monthly payment of $[Redacted], the same amount shown on the initial application. Provide documentation verifying the mortgage payment as shown at closing.				Reviewer Comment (2024-02-20): mortgage statement received Buyer Comment (2024-02-20): please see mortgage statement for address: [Redacted]	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947027		3158472312		30018397			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Waterfall finding due to file is missing documentation to confirm the actual PITIA for the two non-subject REO properties.				Reviewer Comment (2024-02-20): mortgage statement received Buyer Comment (2024-02-20): Please see mortgage statements.	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947028	3158472317	30007124	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Final Closing Disclosure provided on [redacted] has an Escrow Account section (pg 4) "Initial Escrow Payment" that does not match the Section G subtotal (pg 2).	Reviewer Comment (2024-02-28): client commented to accept EV2

Buyer Comment (2024-02-28): Accepting EV2.

Reviewer Comment (2024-02-27): The opinion of outside counsel must govern our review of the matter.   As stated, any escrow amount that is paid by others.  o permit a total that is both borrower- and non-borrower paid would appear misleading since that would then not be the amount that "you [i.e., the borrower]" is paying.  Letter of Explanation & Corrected Closing Disclosure with only the borrower paid portion on page 4 is required to cure.

Buyer Comment (2024-02-23): Could this please be escalated for additional review. When the escrows are in the Seller Paid or Paid by Others column, the amount in the Borrower-Paid column on the CD will only include the amount paid by the customer.

Reviewer Comment (2024-02-22): [redacted] has discussed this specific issue with outside counsel in the past.  We note that 1026.38(l)(7) [Escrow Account on page 4] basically refers to 1026.38(g)(3) [Section G on page 2 of CD]. In (g)(3), the only total that is referenced is the borrower-paid total. Further, it makes sense that the (l)(7) disclosure in the CD matches up with the borrower-paid total because we note that the (l)(7) disclosure states "A cushion for the escrow account you [i.e., the borrower] pay for at closing." To permit a total that is both borrower- and non-borrower paid would appear misleading since that would then not be the amount that "you [i.e., the borrower]" is paying.  The exception is graded as an EV2 instead of an EV3 given the instructions in the CFPB Small Entity Compliance Guide.

Buyer Comment (2024-02-20): Please re-review: The total amount of escrows collected must be populated in the Initial Escrow Payment on Page 4, regardless whether Borrower Paid, Seller Paid or Paid by Others, However  The seller (or others) may make a contribution to the customer's Initial Escrow Deposit. When the funds are in the Seller or Others column, the funds will not be included in the Initial Escrow Payment at Closing paid by the borrower reflected on page 2.
																				02/28/2024	2	B	B	B	B	B	B	B	B	B	B		PA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947034		3158472330		30009740			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-18): Sufficient Cure Provided At Closing		02/18/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947036		3158472334		30006365			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.	No COC provided on Tolerance cure.				Reviewer Comment (2024-02-16): Sufficient Cure Provided within [Redacted] Days of Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947038		3158472336		30009668			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/[Redacted])				Reviewer Comment (2024-02-20): paid by seller, amounts on page 2 and 4 do match	02/20/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947039		3158472337		30009509			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Need a supplemental title report, or final title policy showing coverage amount equal to the loan amount.				Reviewer Comment (2024-02-21): final title policy received Buyer Comment (2024-02-21): Title attached	02/21/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947039		3158472337		30022268			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Most Recent Valuation Inspection Date: [redacted] Disaster End Date: [redacted] Disaster Name: SEVERE STORM AND FLOODING Disaster Declaration Date: [redacted]				Reviewer Comment (2024-02-23): PDI with inspection date of [redacted] shows no damage to property has been received Buyer Comment (2024-02-23): Property Inspection attached	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947041		3158472342		30008163			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted]incorrectly disclosed whether the loan will have an escrow account.	The Post Closing CD issued on [Redacted] corrects the input on Escrow account.				Reviewer Comment (2024-02-19): The Post Closing CD issued on [Redacted] corrects the input on Escrow account.	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947041		3158472342		30008164			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Escrow Waiver Fee	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] did not disclose the Escrow Waiver Fee.	The Post Closing CD issued on [Redacted] corrects the Escrow Waiver Fee.				Reviewer Comment (2024-02-19): The Post Closing CD issued on [Redacted] corrects the Escrow Waiver Fee.	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947041		3158472342		30015959			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947042		3158472343		30008978			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted] and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted], for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-02-20): sufficient HOI coverage in file Buyer Comment (2024-02-20): Do not concur- Dwelling $[Redacted] coverage plus Extended Replacement $[Redacted]=$[Redacted] coverage sufficient	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947043		3158472344		30009575			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003						Reviewer Comment (2024-02-28): initial 1003 received Buyer Comment (2024-02-28): Initial 1003 attached	02/28/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947046		3158472347		30009236			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-20): CU risk score of [Redacted] received and is acceptable Buyer Comment (2024-02-20): Do not concur- Acceptable UCDP attached [Redacted] Risk Score	02/20/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947046		3158472347		30009251			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are underdisclosed	Fees considered as per source document.				Reviewer Comment (2024-02-20): within $[Redacted]	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947047	3158472349	30009480	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Disclosed Finance Charge of $[redacted]. Calculated Finance Charge of $[redacted]. Variance of -$[redacted]. Borrower paid Title- Sales Tax totalling $[redacted] shown in section C of Final CD.	Reviewer Comment (2024-03-05): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]). (Final/[redacted])

Reviewer Comment (2024-02-29): [redacted] received proof the $[redacted] Title-Sales tax was related to the Title-Lender title policy.  However, the other sales tax of $[redacted] appears related to the title-settlement fee which is a finance charge and would be included in the finance charge calculation.  Provide cure with Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $[redacted] and proof of mailing.

Buyer Comment (2024-02-28): Do Not Concur- As shown in Title -tax is associated with lenders title insurance

Reviewer Comment (2024-02-23): [redacted] received rebuttal on finance charge calculation.  However, the finance charge is underdisclosed at closing over tolerance on a rescindable transaction by $[redacted].  This appears to be related to the Title-State Premium Tax fee that lender did not include. SitusAMC analyzes sales tax on a fee by fee basis to determine when it is included as an APR fee.  If the sales tax is on a finance charge, we will include the sales tax on that item as a finance charge.  If the tax is on a non-APR fee, then we will not include the item in the finance charges.  The reason for this analysis is that the borrower would not need to pay sales tax on that item if it were a cash transaction. We need to determine the title service the sales tax is associated with to determine if the sales tax is a non-APR fee. The lender may provide one of the following to allow us to further analyze the sales tax: Generic LOE to borrower and corrected CD with a more specific sales tax fee name, (i.e. Title-Lender title insurance Sales Tax); Specific LOE to borrower that indicates the sales tax should have been named differently (i.e. Title -Sales tax on Document Preparation, etc); or Attestation from the settlement agent that specifies the purpose of the title service that was taxed. If the sales tax is not associated with an APR fee, then it will be removed from the APR calculation.  If the sales tax is associated with an APR fee, it will be included in the calculation and a cure will be required.

Buyer Comment (2024-02-21): Do not concur- The title Sales tax fees are considered Non prepaid/Non APR fees, Please exclude the $[redacted] Sales Tax fees. the Finance Charge is within allowable threshold
																					3	C	C	C	C	C	C	C	C	C	C		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947047		3158472349		30025197			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of Receipt of Appraisal was not provided.				Reviewer Comment (2024-02-21): appraisal delivery report received Buyer Comment (2024-02-21): Appraisal proof of delivery attached Buyer Comment (2024-02-21): Appraisal receipt attached	02/21/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947049		3158472353		30018178			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus 10% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947049		3158472353		30018179			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947049		3158472353		30018180			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947050		3158472355		30016621			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[redacted] on the Loan Estimate dated [redacted] but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase as the Change of Circumstance form in the file did not indicate why this fee was being increased. File did not contain evidence of any tolerance cure.				Reviewer Comment (2024-02-29): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD. Buyer Comment (2024-02-29): Evidence of refund attached; Post CD, copy of check, letter to borrower and proof of delivery		02/29/2024		2	C	B	C	B	C	B	C	B	C	B		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947052		3158472359		30020515			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee). Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Initial flood certification fee in the amount of $[redacted] was added to the final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-02-21): Fee was disclosed properly on LE'CD's.	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947052		3158472359		30020534			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Verification of employment documentation was not provided for borrower [redacted] employment with [redacted].				Reviewer Comment (2024-02-27): VOE completed on [redacted] received Buyer Comment (2024-02-27): VOE attached	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947052		3158472359		30020535			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification of employment documentation was not provided for borrower [redacted] employment with [redacted]				Reviewer Comment (2024-02-27): VOE completed on [redacted] received Buyer Comment (2024-02-27): VOE attached	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947052		3158472359		30030237			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of ( [redacted] mortgage payment history within last 12 months. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-21): Universal Product Exception Form in file, exception approved with comp factors.			02/21/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947052		3158472359		30030537			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	No cure provided				Reviewer Comment (2024-02-21): Fee was disclosed properly on LE'CD's.	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947054		3158472362		30022507			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	[Redacted]% Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-20): Sufficient Cure Provided At Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		MI	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947054		3158472362		30022508			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	[Redacted]% Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-20): Sufficient Cure Provided At Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		MI	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947056		3158472370		30009501			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three ([Redacted]) business days of application.	List of Homeownership Counseling Organizations disclosure is dated [Redacted] and the initial application date is [Redacted].				Reviewer Comment (2024-02-20): updated application date to [Redacted], issue resolved Buyer Comment (2024-02-20): Counseling attached Buyer Comment (2024-02-20): Do not concur- Application date [Redacted] Funding Request form attached	02/20/2024			1	B	A	B	A	B	A	B	A	B	A		MA	Second Home	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947056	3158472370	30023339	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of loan amount. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-20): Universal Product Exception Form in file, exception approved with comp factors.			02/20/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Second Home	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947058		3158472373		30019486			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	Missing seller CD.				Reviewer Comment (2024-02-26): Seller CD received Buyer Comment (2024-02-23): Seller CD attached	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947058		3158472373		30019487			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-20): Sufficient Cure Provided At Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947060		3158472378		30009402			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.	A lender credit of [Redacted] was provided.				Reviewer Comment (2024-02-17): Sufficient Cure Provided within [Redacted] Days of Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947060		3158472378		30009406			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	A lender credit of [Redacted] was provided.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947062		3158472381		30021638			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-20): Sufficient Cure Provided At Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947064		3158472383		30015256			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-22): CDA received Buyer Comment (2024-02-22): CDA attached	02/22/2024			1	D	A	D	A	D	A	D	A	D	A		WA	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947068		3158472401		30035755			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-22): Sufficient Cure Provided At Closing		02/22/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947070		3158472404		30009232			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	Seller Closing Disclosure Missing from file.				Reviewer Comment (2024-02-28): SitusAMC received Seller CD. Buyer Comment (2024-02-27): please review seller CD	02/28/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947071		3158472405		30009020			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947072		3158472407		30009126			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947073		3158472408		30009381			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-21): CDA received Buyer Comment (2024-02-21): See attached CDA	02/21/2024			1	D	A	D	A	D	A	D	A	D	A		AZ	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947073		3158472408		30009405			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Cure amount of $[Redacted] was provided to the borrower at Closing.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947075		3158472413		30020195			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-Sign Consent Missing				Reviewer Comment (2024-02-22): E-consent form received ,D0284 Buyer Comment (2024-02-22): Do Not Concur - please review E-consent	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947076		3158472415		30009640			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-26): CDA received, D0368 Buyer Comment (2024-02-26): see attached CDA	02/26/2024			1	D	A	D	A	D	A	D	A	D	A		ID	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947076		3158472415		30023650			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower.	Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted] with sufficient cure				Reviewer Comment (2024-02-20): Sufficient Cure Provided within 60 Days of Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		ID	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947076		3158472415		30023651			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower.	Fee Tolerance exceeded for Flood Certification with sufficient cure.				Reviewer Comment (2024-02-20): Sufficient Cure Provided within 60 Days of Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		ID	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947076		3158472415		30023652			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower.	Fee Tolerance exceeded for Tax Service Fee with sufficient cure.				Reviewer Comment (2024-02-20): Sufficient Cure Provided within 60 Days of Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		ID	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947077		3158472416		30012626			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2024-02-22): proof of appraisal delivery received, D0342 Buyer Comment (2024-02-22): Do Not Concur - please review proof of E-Delivery	02/22/2024			1	B	A	B	A	B	A	B	A	B	A		DC	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947079		3158472425		30009510			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. There was no UCDP in file. OR The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-21): field review received, D0332 Buyer Comment (2024-02-21): Please review uploaded [Redacted] appraisal valuation (completed by [Redacted]). Appraisal in loan file completed by [Redacted].	02/21/2024			1	D	A	D	A	D	A	D	A	D	A		SC	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947080		3158472427		30015830			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided At Closing or COC provided to borrower.				Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947081		3158472428		30020610			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Reviewer Comment (2024-02-27): client accepts EV2 - waive Buyer Comment (2024-02-27): unable to clear - accepting EV2			02/27/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947085		3158472436		30019901			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	There is an LE in file dated [Redacted] and a CD dated [Redacted].				Reviewer Comment (2024-02-22): [Redacted] CD was for title company only, no evidence sent to borrower, removed from consideration Buyer Comment (2024-02-22): Do Not Concur - Incomplete (missing critical data) CD [Redacted] for title company purposes only should not be included in review.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined cure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947085		3158472436		30019909			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-22): CDA received Buyer Comment (2024-02-22): Do Not Concur - please review CDA	02/22/2024			1	D	A	D	A	D	A	D	A	D	A		CO	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947094		3158472450		30009240			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-21): CDA received Buyer Comment (2024-02-21): Please review uploaded CDA.	02/21/2024			1	D	A	D	A	D	A	D	A	D	A		AZ	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947096		3158472453		30020937			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-20): Sufficient Cure Provided At Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947100		3158472458		30009599			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947100		3158472458		30009600			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Review Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947106		3158472471		30023729			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The loan application date is [redacted] and the disclosure was provided [redacted].				Reviewer Comment (2024-02-22): ABA provided to borrower on [redacted] per electronic delivery schedule received Buyer Comment (2024-02-22): Do Not Concur - ABA provided electronically [redacted]	02/22/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947106	3158472471	30023730	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure disclosed Finance Charges page five(5) are $[redacted]. Due Diligence Finance Charges are $[redacted]. There is a variance of $[redacted].	Reviewer Comment (2024-03-05): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]). (Final/[redacted])

Reviewer Comment (2024-02-26): [redacted] received rebuttal on sales tax included in finance charge calculation.  Title-Sales tax for title insurance would not be a finance charge.  Finance Charge calculation does include the Sales Tax Settlement Service of $[redacted], which is the total underdisclosure amount.  To cure, provide a Corrected CD, LOE to borrower, copy of cure refund of $[redacted] for underdisclosure and proof of mailing.

Buyer Comment (2024-02-22): Please re-evaluate - Closing Disclosure references [redacted] as Sales Tax  Title Insurance and Alta Statement reflects fee as Premium  therefor $[redacted] should be considered NON-APR fee and not included in Finance Charge review
																					3	C	C	C	C	C	C	C	C	C	C		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947107		3158472472		30029982			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence delivery of the appraisal to the borrowers.				Reviewer Comment (2024-02-22): appraisal acknowledgement form received Buyer Comment (2024-02-22): Please review uploaded appraisal/Valuation Acknowledgment signed at closing indicating receipt of appraisal at least [Redacted] days prior to closing.	02/22/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947108		3158472480		30009025			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements				Reviewer Comment (2024-02-21): CDA received Buyer Comment (2024-02-21): Please review uploaded CDA.	02/21/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Refinance - Rate/Term		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947109		3158472481		30009218			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947110		3158472482		30021344			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	No valid COC provided; cure provided at closing.				Reviewer Comment (2024-02-20): Sufficient Cure Provided At Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947111		3158472483		30020614			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-23): CDA received Buyer Comment (2024-02-22): Please review uploaded CDA.	02/23/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947112		3158472489		30034032			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-22): Sufficient Cure Provided At Closing		02/22/2024		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947113		3158472490		30020677			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-20): Sufficient Cure Provided At Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947113		3158472490		30020679			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-20): Sufficient Cure Provided At Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947116		3158472495		30033617			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the information on the doc for third party verification does not give a start date, therefore it is not a valid third party verification , resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-27): employment verification docs received Buyer Comment (2024-02-27): Please review uploaded docs and explanation.	02/27/2024			1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947116		3158472495		30033618			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the information on the doc for third party verification does not give a start date therefore it is not a valid third party verification.				Reviewer Comment (2024-02-27): employment verification docs received Buyer Comment (2024-02-27): Please review uploaded docs and explanation.	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947116		3158472495		30033623			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the information on the doc for third party verification does not give a start date, therefore it is not a valid third party verification.				Reviewer Comment (2024-02-27): employment verification docs received Buyer Comment (2024-02-27): Please review uploaded docs and explanation.	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947116		3158472495		30033625			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Income documentation requirements not met due to the information on the doc for third party verification does not give a start date, therefore it is not a valid third party verification				Reviewer Comment (2024-02-27): employment verification docs received Buyer Comment (2024-02-27): Please review uploaded docs and explanation.	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947116		3158472495		30033889			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-22): Sufficient Cure Provided At Closing		02/22/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947117		3158472496		30009564			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three ([Redacted]) business days prior to closing, and appraisal was not provided at or before closing.					Reviewer Comment (2024-02-21): appraisal acknowledgement form received Buyer Comment (2024-02-21): Please review uploaded Appraisal/Valuation Acknowledgment signed at closing confirming receipt of appraisal [Redacted] or more days prior to closing.	02/21/2024			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947117		3158472496		30009566			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	The Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947118		3158472497		30028121			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-02-23): PDI with an inspection date of [Redacted] received, showing no damage to subject property. Buyer Comment (2024-02-23): Please review uploaded PDI.	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947119		3158472498		30009470			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-22): CDA received Buyer Comment (2024-02-22): Please review uploaded CDA.	02/22/2024			1	D	A	D	A	D	A	D	A	D	A		CO	Primary	Refinance - Rate/Term		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947120		3158472501		30034545			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of appraisal delivery not provided. The version of the acknowledgment of receipt signed at closing has been deemed non-compliant as it does not specify whether borrower is acknowledging receipt of appraisal at least [Redacted] business days prior to closing or has previously waived the delivery timing requirements and has received the appraisal.				Reviewer Comment (2024-02-22): appraisal acknowledgement form received, D0466 Buyer Comment (2024-02-22): Please review uploaded appraisal receipt acknowledgement signed at closing confirming receipt at least [Redacted] days prior to closing.	02/22/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947120		3158472501		30034546			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of appraisal delivery not provided. The version of the acknowledgment of receipt signed at closing has been deemed non-compliant as it does not specify whether borrower is acknowledging receipt of appraisal at least [Redacted] business days prior to closing or has previously waived the delivery timing requirements and has received the appraisal.				Reviewer Comment (2024-02-22): appraisal acknowledgement form received, D0466 Buyer Comment (2024-02-22): Please review uploaded appraisal receipt acknowledgement signed at closing confirming receipt at least [Redacted] days prior to closing.	02/22/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947122		3158472507		30031184			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-02-21): Sufficient Cure Provided within [Redacted] Days of Closing		02/21/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947123		3158472510		30009407			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-22): secondary valuation received, D0407 Buyer Comment (2024-02-22): Please review uploaded [Redacted] appraisal completed by [Redacted] (initial appraisal completed by [Redacted]).	02/22/2024			1	D	A	D	A	D	A	D	A	D	A		VT	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947124		3158472511		30019946			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-02-22): [Redacted] received COC suffice. Buyer Comment (2024-02-22): Please review uploaded CIC addressing increase in recording fees from $[Redacted] to $[Redacted] due to borrower requesting POA closing at a cost of $[Redacted].	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947124		3158472511		30019947			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-22): [Redacted] received rebuttal suffice. Buyer Comment (2024-02-22): Please clear citing. Title - Endorsement Fee is a title related fee and should be reviewed under [Redacted]% tolerance, not [Redacted]% tolerance.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947125		3158472513		30020861			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-02-22): appraisal receipt form received, D0310 Buyer Comment (2024-02-22): Please review uploaded Appraisal Waiver/Receipt Form signed at closing indicating receipt of appraisal at least [Redacted] days prior to closing.	02/22/2024			1	B	A	B	A	B	A	B	A	B	A		DC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947126		3158472516		30009127			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-02-21): proof of appraisal delivery received Buyer Comment (2024-02-21): Please review uploaded proof of appraisal delivery.	02/21/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947126	3158472516	30009128	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	The initial escrow payment includes both the borrower paid and the seller paid.	Reviewer Comment (2024-02-28): client accepts EV2

Buyer Comment (2024-02-28): Accepting EV2

Reviewer Comment (2024-02-28): Per advice of counsel, as previously stated. borrower paid amounts on page 4 should only reflect borrower paid amounts.  Letter of Explanation & Corrected Closing Disclosure with only the borrower paid portion on page 4 is required to cure.

Buyer Comment (2024-02-26): Could this please be escalated for additional review. When the escrows are in the Seller Paid or Paid by Others column, the amount in the Borrower-Paid column on the CD will only include the amount paid by the customer.

Reviewer Comment (2024-02-23): With regard to the initial escrow payment, we have discussed this specific issue with outside counsel in the past. We note that 1026.38(l)(7) [Escrow Account on page 4] basically refers to 1026.38(g)(3) [Section G on page 2 of CD]. In (g)(3), the only total that is referenced is the borrower-paid total. Further, it makes sense that the (l)(7) disclosure in the CD matches up with the borrower-paid total because we note that the (l)(7) disclosure states "A cushion for the escrow account you [i.e., the borrower] pay for at closing." (Emphasis added). To permit a total that is both borrower- and non-borrower paid would appear misleading since that would then not be the amount that "you [i.e., the borrower]" is paying.  Letter of Explanation & Corrected Closing Disclosure with only the borrower paid portion on page 4 is required to cure.

Buyer Comment (2024-02-21): Please clear citing.  The total amount of escrows collected must be populated in the Initial Escrow Payment on Page 4, regardless whether Borrower Paid, Seller Paid or Paid by Others.  The $[redacted] reflected on page 4 = $[redacted] HOI paid by borrower + $[redacted] property taxes paid by borrower + $[redacted] property taxes paid by seller - $[redacted] aggregate adjustment.  The $[redacted] on line G does not include seller paid portions.
																				02/28/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947126	3158472516	30009129	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% or $[redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% or $[redacted]. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-02-23): upon further review, fees increased less than [redacted]%.

Buyer Comment (2024-02-23): Could this please be escalated for review. We are seeing $[redacted] + $[redacted] = $[redacted] x [redacted]% = $[redacted] from LE vs $[redacted] + $[redacted] = $[redacted] which is < $[redacted] requiring no cure.

Reviewer Comment (2024-02-23): SitusAMC received rebuttal, however recording fee is paid by seller on final CD and will not be considered under [redacted]% tolerance baseline.  Please provide additional cure of $[redacted] with cure documents which consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2024-02-22): Please clear citing.  Base line title fees for [redacted]% review are $[redacted] = $[redacted] settlement fee + $[redacted] recording fees.  $[redacted] x [redacted]% = $[redacted] which exceeds $[redacted].
																		02/23/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947127		3158472517		30009833			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Need a supplemental title report, title commitment report, or final title policy showing coverage equal to the loan amount.				Reviewer Comment (2024-02-23): final title policy received with correct coverage Buyer Comment (2024-02-23): Please review uploaded title.	02/23/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947127		3158472517		30009834			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing verification of property taxes for 5000 San Juan Ave.				Reviewer Comment (2024-02-21): tax verification received Buyer Comment (2024-02-21): Please review uploaded property taxes.	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947127		3158472517		30023736			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI discrepancy due to net rental income on departure residence. Principal and interest of three loans was verified at $[Redacted]. Taxes were verified at $[Redacted] monthly. Insurance was verified with a premium of [Redacted] for $[Redacted] per month. Monthly Net Rent was verified at -$[Redacted] vs lender's verification of $[Redacted].				Reviewer Comment (2024-02-22): guidelines allow AUS resubmission tolerance (up to a maximum of [Redacted]%) Buyer Comment (2024-02-22): Per [Redacted]: **[Redacted] may audit a file and recalculate the debt-to-income (DTI) ratio prior to purchase. In these instances, when the [Redacted] calculation results in a DTI ratio greater than the maximum permitted in the applicable product guide, [Redacted] may, within our discretion, apply the AUS resubmission tolerance (up to a maximum of [Redacted]%) when there are identifiable compensating factors.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947127		3158472517		30023777			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal Report Delivery states date sent was [Redacted], no proof provided that this was sent or received electronically and the presumed receipt date would have been [Redacted] which is one day after closing.				Reviewer Comment (2024-02-21): appraisal delivery report received Buyer Comment (2024-02-21): Please review uploaded proof of appraisal receipt/delivery.	02/21/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947127		3158472517		30023778			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [Redacted] QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to DTI discrepancy resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-22): guidelines allow AUS resubmission tolerance (up to a maximum of [Redacted]%) Buyer Comment (2024-02-22): Per [Redacted]: **[Redacted] may audit a file and recalculate the debt-to-income (DTI) ratio prior to purchase. In these instances, when the [Redacted] calculation results in a DTI ratio greater than the maximum permitted in the applicable product guide, [Redacted] may, within our discretion, apply the AUS resubmission tolerance (up to a maximum of [Redacted]%) when there are identifiable compensating factors.	02/22/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947127		3158472517		30023779			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI discrepancy due to net rental income on departure residence. Principal and interest of three loans was verified at $[Redacted]. Taxes were verified at $[Redacted] monthly. Insurance was verified with a premium of [Redacted] for $[Redacted] per month. Monthly Net Rent was verified at -$[Redacted] vs lender's verification of $[Redacted].				Reviewer Comment (2024-02-22): guidelines allow AUS resubmission tolerance (up to a maximum of [Redacted]%) Buyer Comment (2024-02-22): Per [Redacted]: **[Redacted] may audit a file and recalculate the debt-to-income (DTI) ratio prior to purchase. In these instances, when the [Redacted] calculation results in a DTI ratio greater than the maximum permitted in the applicable product guide, [Redacted] may, within our discretion, apply the AUS resubmission tolerance (up to a maximum of [Redacted]%) when there are identifiable compensating factors.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947127		3158472517		30023780			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to DTI discrepancy resulting in a QM Risk.				Reviewer Comment (2024-02-22): guidelines allow AUS resubmission tolerance (up to a maximum of [Redacted]%) Buyer Comment (2024-02-22): Per [Redacted]: **[Redacted] may audit a file and recalculate the debt-to-income (DTI) ratio prior to purchase. In these instances, when the [Redacted] calculation results in a DTI ratio greater than the maximum permitted in the applicable product guide, [Redacted] may, within our discretion, apply the AUS resubmission tolerance (up to a maximum of [Redacted]%) when there are identifiable compensating factors.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947128		3158472518		30024739			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of updated appraisal receipt within three (3) business days prior to consummation was not provided in the file.				Reviewer Comment (2024-02-21): appraisal acknowledgement form received, D0231 Buyer Comment (2024-02-21): Please review uploaded acknowledgment of receipt of appraisal report (at least [Redacted] days before closing).	02/21/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947129		3158472519		30021209			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Loan file is missing documentation to support the $[Redacted] monthly amount on the 1003s for the Traverse City property not included in the monthly mortgage payment.				Reviewer Comment (2024-02-23): REO tax doc received Buyer Comment (2024-02-23): Please review uploaded taxes. $[Redacted] summer + $[Redacted] winter = $[Redacted] / [Redacted] = $[Redacted] which is approximately the $[Redacted] disclosed on 1003.	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947129		3158472519		30021217			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2024-02-22): HOI policy received Buyer Comment (2024-02-22): Please review uploaded HOI.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947129		3158472519		30034417			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence delivery of the appraisal to the borrower.				Reviewer Comment (2024-02-22): appraisal acknowledgement form received, D0238 Buyer Comment (2024-02-22): Please review uploaded borrower appraisal disclosure signed at closing confirming receipt at least [Redacted] days prior to closing.	02/22/2024			1	B	A	B	A	B	A	B	A	B	A		MI	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947130		3158472520		30009455			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947130		3158472520		30022700			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three ([Redacted]) business days prior to closing, and appraisal was not provided at or before closing.	File did not contain documentation to evidence delivery of the appraisal to the borrowers at least [Redacted] business days prior to closing.				Reviewer Comment (2024-02-20): appraisal receipt received Buyer Comment (2024-02-20): Please review uploaded Appraisal/Valuation Acknowledgment signed at closing confirming receipt of appraisal [Redacted] or more days prior to closing.	02/20/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947131	3158472523	30009838	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for an additional Appraisal Fee stated on Final CD. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. No valid changed circumstance in file. Insufficient cure was provided for all closing costs above the legal limit.	Reviewer Comment (2024-02-26): upon further review, the second appraisal fee was split out from the full appraisal fee of $[redacted] from earlier LE

Reviewer Comment (2024-02-22): [redacted] received Changed Circumstance dated [redacted], but it does not give sufficient information on why the fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check. Also, require attestation confirming that appraisal fee was disclosed altogether on LE and are bifurcated in CD into two fees.

Buyer Comment (2024-02-21): Please review uploaded [redacted] CIC which addresses additional appraisal cost on [redacted] LE.  [redacted] and [redacted] LEs reflect appraisal fee of $[redacted].  [redacted] and [redacted] LEs reflect appraisal fee reduced to $[redacted].  [redacted] LE did not separately list the additional appraisal fee, but appears to have lumped in the $[redacted] total (= $[redacted] x [redacted]).  The final CD had appraisal fees listed separately.
																		02/26/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947131		3158472523		30009840			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. No valid changed circumstance in file. Insufficient cure was provided for all closing costs above the legal limit.				Reviewer Comment (2024-02-22): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception." Buyer Comment (2024-02-21): Please clear citing. [redacted] CD reflects $[redacted] cure.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947131		3158472523		30023863			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing [redacted] W-2. [redacted] year W-2 was provided. [redacted] years required per AUS.				Reviewer Comment (2024-02-21): [redacted] yr WVOE with income received Buyer Comment (2024-02-21): Please review uploaded Equifax Verification Services that contains last [redacted] years annual income summary.	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947131		3158472523		30023874			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		[redacted] W-2 was not provided as required.				Reviewer Comment (2024-02-21): [redacted] yr WVOE with income received Buyer Comment (2024-02-21): Please review uploaded Equifax Verification Services that contains last [redacted] years annual income summary.	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947131		3158472523		30023881			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing income documentation.				Reviewer Comment (2024-02-21): [redacted] yr WVOE with income received Buyer Comment (2024-02-21): Please review uploaded Equifax Verification Services that contains last [redacted] years annual income summary.	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947131		3158472523		30023882			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing income documentation, resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-21): [redacted] yr WVOE with income received Buyer Comment (2024-02-21): Please review uploaded Equifax Verification Services that contains last [redacted] years annual income summary.	02/21/2024			1	B	A	C	A	B	A	C	A	B	A		PA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947131		3158472523		30023919			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing income documentation.				Reviewer Comment (2024-02-21): [redacted] yr WVOE with income received Buyer Comment (2024-02-21): Please review uploaded Equifax Verification Services that contains last [redacted] years annual income summary.	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947133		3158472529		30009166			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		MD	Primary	Purchase	Final CD evidences Cure	D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947133		3158472529		30009184			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk scores of [Redacted] (FannieMae) and [Redacted] (FreddieMac) , which do not meet securitization requirements.				Reviewer Comment (2024-02-20): AVM received Buyer Comment (2024-02-20): Please review uploaded AVM.	02/20/2024			1	D	A	D	A	D	A	D	A	D	A		MD	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947134		3158472530		30021865			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-02-22): PDI, with inspection date of [Redacted], shows no damage to subject property. Buyer Comment (2024-02-22): Please review uploaded PDI.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947134		3158472530		30022158			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence delivery of the appraisal to the borrowers.				Reviewer Comment (2024-02-20): appraisal receipt received Buyer Comment (2024-02-20): Please review uploaded Acknowledgment of Receipt of Appraisal Report signed at closing confirming receipt of appraisal [Redacted] or more days prior to closing.	02/20/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947136		3158472534		30009528			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [Redacted] QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing income documentation, resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-22): co-borrower has [Redacted]% ownership Buyer Comment (2024-02-22): Please clear citing. Do not concur. Borrower's capital share ([Redacted]%) is less than [Redacted]% per K1s (uploaded). Tax returns and financials are not required.	02/22/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947136		3158472534		30009529			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Partnership	General QM: Unable to verify Partnership income using reasonably reliable third-party records.	The file is missing one of the following for the co-borrower: 1) most recent tax transcripts, 2) most recent signed dated 1040s, audited P/L, most recent business tax transcripts or 5) most recent signed/dated 1065 returns.				Reviewer Comment (2024-02-22): borrower has [Redacted]% ownership Buyer Comment (2024-02-22): Please clear citing. Do not concur. Borrower's capital share ([Redacted]%) is less than [Redacted]% per K1s (uploaded). Tax returns and financials are not required.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947136		3158472534		30009531			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The file is missing the most recent [Redacted] yrs business and personal tax returns to support the co-borrower's self-employed income.				Reviewer Comment (2024-02-22): co-borrower has [Redacted]% ownership Buyer Comment (2024-02-22): Please clear citing. Do not concur. Borrower's capital share ([Redacted]%) is less than [Redacted]% per K1s (uploaded). Tax returns and financials are not required.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947136		3158472534		30009533			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The file is missing the required [Redacted] Weeks Pricing, Vesting Schedule for the borrower's Wage [Redacted] income.				Reviewer Comment (2024-02-23): [Redacted] calculator received Buyer Comment (2024-02-23): Please review uploaded [Redacted] calculator and manual calculation supporting average [Redacted] weeks price of $[Redacted].	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947136	3158472534	30009535	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The Note amount is $[Redacted], and the appraisal did not provide an estimated cost new, but did indicate a value of $[Redacted]. Based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted], for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.	Reviewer Comment (2024-02-23): HOI coverage is sufficient

Buyer Comment (2024-02-22): Please clear citing.  Total coverage is $[Redacted] = $[Redacted] Dwelling + $[Redacted] Increased Dwelling + $[Redacted] Dwelling Extension, exceeding $[Redacted] Note amount.

Reviewer Comment (2024-02-22): we are giving total coverage of $[Redacted], which includes the extended coverage.  this amount is less than the loan amount.  Need an [Redacted] from insurance company showing existing coverage is [Redacted]% replacement cost.

Buyer Comment (2024-02-22): Please clear citing.  Do not concur.  Dwelling Extension Coverage show on Declarations Page is part of the replacement cost coverage which exceeds the Sales Price. Per [Redacted] explanation found on the web, dwelling extension coverage "Covers your home's structure, both interior and exterior, as well as detached structures like garage or shed."
																		02/23/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947136		3158472534		30009543			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing income documentation for the co-borrower.				Reviewer Comment (2024-02-22): co-borrower has [Redacted]% ownership Buyer Comment (2024-02-22): Please clear citing. Do not concur. Borrower's capital share ([Redacted]%) is less than [Redacted]% per K1s (uploaded). Tax returns and financials are not required.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947136		3158472534		30012552			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing income documentation for the co-borrower.				Reviewer Comment (2024-02-22): co-borrower has [Redacted]% ownership Buyer Comment (2024-02-22): Please clear citing. Do not concur. Borrower's capital share ([Redacted]%) is less than [Redacted]% per K1s (uploaded). Tax returns and financials are not required.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947136		3158472534		30035111			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Data was not provided	Income Source and Qualifying Monthly Income Amount are required.					Reviewer Comment (2024-02-22): borrower has [Redacted]% ownership	02/22/2024			1		A		A		A		A		A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947136		3158472534		30035112			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - K-1 Less Than 25 Percent	General QM: Unable to verify K-1 (Less than [Redacted]% Ownership) income using reasonably reliable third-party records.					Reviewer Comment (2024-02-22): co-borrower has [Redacted]% ownership	02/22/2024			1		A		A		A		A		A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947136		3158472534		30035130			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - K-1 Less Than 25 Percent	General QM: Unable to verify current K-1 (Less than [Redacted]% Ownership) status using reasonably reliable third-party records.					Reviewer Comment (2024-02-22): co-borrower has [Redacted]% ownership	02/22/2024			1		A		A		A		A		A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947137		3158472535		30018389			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing HOA Verification. Current calculated monthly payment variance is $[Redacted] based on information on 1003.				Reviewer Comment (2024-02-20): proof of HOA dues received Buyer Comment (2024-02-20): Please review uploaded document reflecting HOA of $[Redacted].	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158472537		30022157			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing a copy of third party verification for business.				Reviewer Comment (2024-02-26): not using all sources of income to qualify	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158472537		30022209			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall due to missing third party verification.				Reviewer Comment (2024-02-26): not using all sources of income to qualify	02/26/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947138		3158472537		30022210			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	File is missing a copy of third party verification for business [redacted]				Reviewer Comment (2024-02-26): not using this source of income to qualify	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158472537		30022212			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	File is missing a copy of third party verification for business [redacted].				Reviewer Comment (2024-02-26): did not use this business for qualification purposes Buyer Comment (2024-02-26): Please remove exception as income from [redacted] were not utilized for loan qualification.	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158472537		30022213			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	File is missing a copy of third party verification for business [redacted].				Reviewer Comment (2024-02-26): did not use this business for qualification purposes	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158472537		30022214			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	File is missing a copy of third party verification for business [redacted].				Reviewer Comment (2024-02-26): did not use this business for qualification purposes Buyer Comment (2024-02-26): Please remove exception as income from [redacted] were not utilized for loan qualification.	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158472537		30022215			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	File is missing a copy of third party verification for business [redacted].				Reviewer Comment (2024-02-26): did not use this business for qualification purposes Buyer Comment (2024-02-26): Please remove exception as income from [redacted] were not utilized for loan qualification.	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158472537		30022236			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing third party verification.				Reviewer Comment (2024-02-26): not using all sources of income to qualify	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158472537		30022241			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall due to missing third party verification.				Reviewer Comment (2024-02-26): not using all sources of income to qualify	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158472537		30036652			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file is missing the third party verification.				Reviewer Comment (2024-02-26): not using all sources of income to qualify	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947139		3158472540		30024024			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Borrowers did not sign an acknowledgement at closing stating they received a copy of the appraisal at least three days prior to closing.				Reviewer Comment (2024-02-21): borrower signed appraisal acknowledgement form received, D0342 Buyer Comment (2024-02-21): Please review uploaded Appraisal Receipt Acknowledgement.	02/21/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947140	3158472542	30029578	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of (High Risk Collateral Exception). Compensating factors: Good credit including mortgage paid AA with [Redacted], significant reserve assets, stable employment for [Redacted]+ years with [Redacted], Departure included in DTI, Primary home. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-21): Universal Product Exception Form in file, exception approved with comp factors.			02/21/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947141		3158472544		30020440			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points fee the amount of $[Redacted] was added to the final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-02-23): [Redacted] received valid COC document. Buyer Comment (2024-02-22): Please review uploaded CICs addressing increase from $[Redacted] to $[Redacted] on [Redacted] and $[Redacted] to $[Redacted] on [Redacted].	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947142		3158472549		30014396			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes. For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of 4.3, which does not meet securitization requirements.				Reviewer Comment (2024-02-23): 2nd appraisal received Buyer Comment (2024-02-22): Please review uploaded 2nd appraisal.	02/23/2024			1	D	A	D	A	D	A	D	A	D	A		SD	Primary	Refinance - Rate/Term		D	C	A	A	C	C	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947142		3158472549		30014607			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence delivery of the appraisal to the borrower.				Reviewer Comment (2024-02-22): appraisal acknowledgement received Buyer Comment (2024-02-22): Please review uploaded disclosure tracking summary reflecting appraisal delivery on [redacted].	02/22/2024			1	B	A	B	A	B	A	B	A	B	A		SD	Primary	Refinance - Rate/Term		D	C	A	A	C	C	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947142		3158472549		30014635			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [redacted] are underdisclosed.	Final Closing Disclosure dated [redacted] non escrowed property costs over Year 1 is under disclosed due to borrower being qualified with a higher amount for taxes, but escrows being based only on current tax amt on the unimproved property.				Reviewer Comment (2024-02-23): [redacted] upon review there is other insurance $[redacted] reflecting under 1008 and AUS. kindly provide confirmation for the other insurance mentioned on 1008. Buyer Comment (2024-02-22): Please clear citing. Taxes and HOI is escrowed. There is no amount in Non Escrowed Property Costs over Year 1 on CD. Monthly taxes and HOI of $[redacted] x 12 months = $[redacted] is reflected in Escrowed Property Costs over Year 1 on CD.				3	C	C	C	C	C	C	C	C	C	C		SD	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	C	A	A	C	C	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947142		3158472549		30014639			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Appraisal fee in the amount of $[redacted] disclosed on Loan Estimate dated [redacted] increased to $[redacted] on Final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-02-23): [redacted] received a valid COC. Buyer Comment (2024-02-22): Please review uploaded CIC dated [redacted] addressing Appraisal Fee increasing to $[redacted] final CD reflects $[redacted] charged) and CIC dated [redacted] for an additional Appraisal Fee of $[redacted]. This was a construction loan.	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		SD	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	C	A	A	C	C	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947142		3158472549		30014640			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Second Appraisal fee in the amount of $[redacted] was added to the final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-02-23): [redacted] received a valid COC. Buyer Comment (2024-02-22): $[redacted] is for 1004D Appraisal Update which was disclosed on [redacted] LE as $[redacted]. Additionally, [redacted] CIC addresses the $[redacted]. This was a construction loan.	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		SD	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	C	A	A	C	C	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947142	3158472549	30014641	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Credit Report fee in the amount of $[redacted] disclosed on Loan Estimate dated [redacted] increased to $[redacted] on Final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.	Reviewer Comment (2024-02-25): [redacted] received VCC and as per associated comment.

Buyer Comment (2024-02-23): Please clear citing.  Page 3 of initial LE dated [redacted] (as well as LEs dated [redacted] and [redacted]) indicate this is a construction loan and a delay in closing ([redacted]) would require new credit pull(s) due to initial CBR(s) expiring.  CIC dated [redacted] addresses this and increase is reflected on [redacted] LE (not a CD).

Reviewer Comment (2024-02-23): [redacted] would required a valid COC as to why the fee increased on CD dated.[redacted] for $[redacted] or provide cure docs . Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2024-02-22): Please review uploaded CIC dated [redacted] addressing Credit Report (fee) increasing to $[redacted].  This was a construction loan.
																		02/25/2024			1	C	A	C	A	C	A	C	A	C	A		SD	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	C	A	A	C	C	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947143		3158472550		30009578			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2024-02-21): appraisal acknowledgement received Buyer Comment (2024-02-21): Please review uploaded Appraisal/Valuation Acknowledgment signed at closing confirming receipt of appraisal [Redacted] or more days prior to closing.	02/21/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947143		3158472550		30024734			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-20): Sufficient Cure Provided At Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947144		3158472552		30009549			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Income Documentation / Income Calculation for Self-Employment, and DTI Ratio. Exceptions approved, with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-21): Universal Product Exception Form in file, exception approved with comp factors.			02/21/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947145		3158472556		30009435			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] (an overage of $[Redacted] or .[Redacted]%).	Please provide the undiscounted rate price, shown in points to determine bona fide fees.				Reviewer Comment (2024-02-22): UIR documentation received Buyer Comment (2024-02-22): Please see uploaded undiscounted rate data	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947145		3158472556		30009439			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [Redacted] QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to points and fees on subject loan. We are missing the undiscounted rate price, expressed in points.				Reviewer Comment (2024-02-22): UIR documentation received Buyer Comment (2024-02-22): Please see uploaded undiscounted rate data	02/22/2024			1	B	A	C	A	B	A	C	A	B	A		KY	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947145	3158472556	30030852	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of [Redacted] decline, loan amount, and credit history. Exceptions approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-21): Universal Product Exception Form in file, exception approved with comp factors.			02/21/2024	2	B	B	B	B	B	B	B	B	B	B		KY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947146		3158472558		30014117			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of due to debt ratio of [Redacted]%, as per guidelines [Redacted]% is eligible. Exception approved, with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-23): Universal Product Exception Form in file, exception approved with comp factors.			02/23/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947146		3158472558		30029083			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to DTI discrepancy, resulting in a loan designation discrepancy.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-23): Universal Product Exception Form in file, exception approved with comp factors.			02/23/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147	3158472563	30014186	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount below the minimum of $[redacted] required.	Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

Borrower has been employed in the same industry for more than [redacted] years.

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly mortgage payment has decreased by at least [redacted]%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-23): Universal Product Exception Form in file, exception approved with comp factors.			02/23/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147	3158472563	30014309	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage)	[redacted] High-Cost Loan: Mortgage does not contain legend advising loan is high-cost.	Waterfall finding due to loan testing as a [redacted] High-Cost loan. If loan remains high-cost finding is valid as Mortgage does not contain legend advising loan is high-cost.	Reviewer Comment (2024-02-25): attorney fee separate from client atty fee, loan is not high cost	02/25/2024	1	C	A	C	A	C	A	C	A	C	A	NY	Primary	Purchase	Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

																																				(Narrow Defense - CHD Approval Required) Within 60 days of discovery, and prior to lender receiving any notice from borrower of the compliance failure, provide: (1) Lender Attestation to AMC confirming (a) no action or receipt of written notice of failure has been received; and (b) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific explanation about high-cost loan was made despite controls is required); (2) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (3) Assuming option 2(a) is selected, a copy of refund check and proof of mailing; (3) Assuming option 2(b) is selected, proof of cure for each of the prohibited practice violations noted.	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147		3158472563		30014310			Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application)	[redacted] High-Cost Loan: Mandatory "Shop Around" Notice not included on loan application to applicant.	Waterfall finding due to loan testing as a [redacted] High-Cost loan. If loan remains high-cost, finding is valid as the mandatory "Shop Around" Notice was not included on loan application to applicant.				Reviewer Comment (2024-02-25): attorney fee separate from client atty fee, loan is not high cost	02/25/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No obvious cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147	3158472563	30014311	Compliance	Compliance	State Compliance	State Defect	(State High Cost) New York High-Cost Loan (Points and Fees)	[redacted] Anti-Predatory Lending Statute: Points and Fees on subject loan of [redacted]% is in excess of the allowable maximum of [redacted]% of the Total Loan Amount. Points and Fees total $[redacted] on a Total Loan Amount of $[redacted] vs. an allowable total of $[redacted] (an overage of $[redacted] or [redacted]%). Non-Compliant High Cost Loan.	Missing additional information to review whether seller paid attorney fee may be excluded. Would need documentation evidencing that it was a separate fee imposed only on the seller (seller's attorney only).	Reviewer Comment (2024-02-25): attorney fee separate from client atty fee, loan is not high cost

Buyer Comment (2024-02-23): Please see Seller CD, undiscounted rate data, final QM results, and screenshot of [redacted] Attorney Fee breakdown. Seller attorney fee of $[redacted] is separate from [redacted] Attorney Fee and is not a [redacted] imposed fee.

Buyer Comment (2024-02-23): Please see Seller CD, undiscounted rate data, final QM results, and screenshot of [redacted] Attorney Fee breakdown. Seller attorney fee of $[redacted] is separate from [redacted] Attorney Fee and is not a [redacted]imposed fee.

Buyer Comment (2024-02-23): Please see Seller CD, undiscounted rate data, final QM results, and screenshot of [redacted] Attorney Fee breakdown. Seller attorney fee of $[redacted] is separate from [redacted] Attorney Fee and is not a [redacted]-imposed fee.
02/25/2024	1	C	A	C	A	C	A	C	A	C	A	NY	Primary	Purchase	Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

																																				(Narrow Defense - CHD Approval Required) Within 60 days of discovery, and prior to lender receiving any notice from borrower of the compliance failure, provide: (1) Lender Attestation to AMC confirming (a) no action or receipt of written notice of failure has been received; and (b) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific explanation about high-cost loan was made despite controls is required); (2) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (3) Assuming option 2(a) is selected, a copy of refund check and proof of mailing; (3) Assuming option 2(b) is selected, proof of cure for each of the prohibited practice violations noted.	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947147		3158472563		30014312			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD.	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's Closing Disclosure shows $[redacted] in seller paid closing costs, borrower's final closing disclosure shows $[redacted].				Reviewer Comment (2024-02-28): fees are correct	02/28/2024			1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947147	3158472563	30014361	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) New York High-Cost Loan (Escrow Not Established)	[redacted] High-Cost Loan: Escrow account not established for the collection of property taxes and insurance. (Note: This requirement does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan. It also does not apply if the borrower can demonstrate a record of [redacted] months of timely payments of taxes and insurance on a previous home loan.)	Waterfall finding due to the loan testing as a [redacted] High-Cost Loan. If loan remains high-cost, the finding is valid as there was no escrow account established.	Reviewer Comment (2024-02-25): attorney fee separate from client atty fee, loan is not high cost	02/25/2024	1	C	A	C	A	C	A	C	A	C	A	NY	Primary	Purchase	Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

																																				(Narrow Defense - CHD Approval Required) Within 60 days of discovery, and prior to lender receiving any notice from borrower of the compliance failure, provide: (1) Lender Attestation to AMC confirming (a) no action or receipt of written notice of failure has been received; and (b) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific explanation about high-cost loan was made despite controls is required); (2) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (3) Assuming option 2(a) is selected, a copy of refund check and proof of mailing; (3) Assuming option 2(b) is selected, proof of cure for each of the prohibited practice violations noted.	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147		3158472563		30028647			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the missing third party verification required to verify the self- employed business, resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-23): third party verification of employment received	02/23/2024			1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947147		3158472563		30028648			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing third party verification required to verify the self- employed business, resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-23): third party verification of employment received Buyer Comment (2024-02-23): Loan closed [redacted] the verbal voe is from [redacted] . Loan is non- Agency with an ltv of [redacted] % so the verbal voe can be as old as [redacted] days but it is dated under [redacted] days . doc uploaded	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147	3158472563	30028743	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of PAG Decline and Income calculation-self employed (allow[redacted]income average).	Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

Borrower has been employed in the same industry for more than [redacted] years.

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly mortgage payment has decreased by at least [redacted]%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-23): Universal Product Exception Form in file, exception approved with comp factors.			02/23/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147		3158472563		30028747			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Income documentation requirements not met because of the missing third party verification of employment for the self empoyed business.				Reviewer Comment (2024-02-23): third party verification of employment received Buyer Comment (2024-02-23): Loan closed [redacted] the verbal voe is from [redacted] . Loan is non- Agency with an ltv of [redacted] % so the verbal voe can be as old as [redacted] days but it is dated under [redacted] days . doc is uploaded	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147		3158472563		30028768			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file is missing the acceptable third party verification required to verify the self employed business.				Reviewer Comment (2024-02-23): third party verification of employment received Buyer Comment (2024-02-23): Loan closed [redacted] the verbal voe is from [redacted] . Loan is non- Agency with an ltv of [redacted] % so the verbal voe can be as old as [redacted] days but it is dated under [redacted] days . doc is uploaded	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147		3158472563		30028997			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing third party verification required to verify the self- employed business, resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-23): third party verification of employment received Buyer Comment (2024-02-23): Loan closed [redacted] the verbal voe is from [redacted] . Loan is non- Agency with an ltv of [redacted] % so the verbal voe can be as old as [redacted] days but it is dated under[redacted] days . Buyer Comment (2024-02-23): Loan closed [redacted] the verbal voe is from [redacted] . Loan is non- Agency with an ltv of [redacted] % so the verbal voe can be as old as [redacted] days but it is dated under [redacted] days .	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947148	3158472566	30036048	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of use of business assets to pay debts, cash-out limits, and vesting. Exceptions approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly mortgage payment has decreased by at least [Redacted]%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The refinance has decreased the borrower's monthly debt payments by [Redacted]% or more.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947148	3158472566	30036055	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly mortgage payment has decreased by at least [Redacted]%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The refinance has decreased the borrower's monthly debt payments by [Redacted]% or more.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947148	3158472566	30036418	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly mortgage payment has decreased by at least [Redacted]%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The refinance has decreased the borrower's monthly debt payments by [Redacted]% or more.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947151		3158472569		30020390			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The appraisal fee was previously disclosed to the borrower as $[redacted] but it increased on the closing disclosure to $[redacted] with no cure or valid COC provided to the borrower.				Reviewer Comment (2024-02-23): [redacted] received LOE in lieu of VCC. Buyer Comment (2024-02-22): Do not concur. Appraisal Fee exception CIC in [redacted]. Systemic capture of Appraisal Fee Update [redacted]. Updated Appraisal fee disclosed on Lev2 timely on [redacted]	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947151		3158472569		30020428			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The UCDP in file had a risk score of 2.9, which does not meet securitization requirements.				Reviewer Comment (2024-02-26): acceptable AVM received Buyer Comment (2024-02-26): see attached AVM	02/26/2024			1	D	A	D	A	D	A	D	A	D	A		TN	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947152		3158472571		30021653			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to [redacted] business days from transaction date of [redacted].	Subject loan transaction disbursed on [redacted], prior to three [redacted] business days from transaction date of [redacted]. It appears the RTC did not take into account Thanksgiving Day, which was [redacted].				Reviewer Comment (2024-02-23): RTC document is correct, disbursement date is accurate Buyer Comment (2024-02-23): Do not concur. Loan and RTC document signed Monday, [redacted]. Deadline to cancel shows on RTC document as [redacted]. This is [redacted] business days from signing on [redacted] and does exclude [redacted].	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947152		3158472571		30021654			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). It appears the RTC did not take into account Thanksgiving Day, which was [redacted].				Reviewer Comment (2024-02-23): RTC document is correct, disbursement date is accurate Buyer Comment (2024-02-23): Do not concur. Loan signed [redacted]. Deadline to cancel shows on RTC document as [redacted]. This is[redacted] business days from signing on[redacted] and does exclude [redacted]. Disbursement date of [redacted] is more than 3 business days from transaction date of [redacted], excluding [redacted]	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947152		3158472571		30047250			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of credit history and asset documentation. Exceptions approved, with comp factors.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has owned the subject property for at least [redacted] years. Borrower has verified disposable income of at least $[redacted] Borrower has worked in the same position for more than [redacted] years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%. The representative FICO score exceeds the guideline minimum by at least [redacted]points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-26): Universal Product Exception Form in file, exception approved with comp factors.			02/26/2024	2		B		B		B		B		B		TX	Primary	Refinance - Cash-out - Other		C	B	A	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947154		3158472574		30014612			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[redacted]on the initial Loan Estimate dated [redacted] but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase.				Reviewer Comment (2024-02-23): [redacted] received valid COC document. Buyer Comment (2024-02-22): Do not concur. Loan Discount points increased to $[redacted] on CDv3 with a valid CIC on [redacted] (disclosed timely on [redacted]) and then the loan discount points decreased on CDv4 to $[redacted]. No tolerance violation	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		NM	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947154		3158472574		30029340			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Universal Product Exception Form in file for lender exception due lack of housing history. Borrower's prior rent was paid in cash and is not documented. Exception approved with comp factors.	Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted] The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-21): Universal Product Exception Form in file, exception approved with comp factors.			02/21/2024	2	B	B	B	B	B	B	B	B	B	B		NM	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947154		3158472574		30031416			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing [redacted] K-1 and [redacted] and [redacted] business returns for [redacted].				Reviewer Comment (2024-02-23): Documentation in file for the small self-employment loss meets lender guidelines. Buyer Comment (2024-02-22): Not using S/E income for qualification, no further documentation required per policy (If the customer is only using income, other than self-employment to qualify for the Mortgage (salaried income from primary employment) THEN it is not a requirement to obtain any additional documentation or evaluate the income or loss from the self-employment that is not being used to qualify).	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		NM	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947154	3158472574	30031422	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing income documentation resulting in a loan designation discrepancy.	Reviewer Comment (2024-02-23): Documentation in file for the secondary minimal s/emp loss meets lender guidelines - nothing further needed.

Buyer Comment (2024-02-22): Not using S/E income for qualification, no further documentation required per policy (If the customer is only using income, other than self-employment to qualify for the Mortgage (salaried income from primary employment) THEN it is not a requirement to obtain any additional documentation or evaluate the income or loss from the self-employment that is not being used to qualify). This company is treated as a side business with a loss
																		02/23/2024			1	B	A	C	A	B	A	C	A	B	A		NM	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947154	3158472574	30031423	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing income documentation.	Reviewer Comment (2024-02-23): Documentation in file for the secondary minimal s/emp loss meets lender guidelines - nothing further needed.

Buyer Comment (2024-02-22): Not using S/E income for qualification, no further documentation required per policy (If the customer is only using income, other than self-employment to qualify for the Mortgage (salaried income from primary employment) THEN it is not a requirement to obtain any additional documentation or evaluate the income or loss from the self-employment that is not being used to qualify). This company is treated as a side business with a loss
																		02/23/2024			1	C	A	C	A	C	A	C	A	C	A		NM	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947154		3158472574		30031427			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing income documentation.				Reviewer Comment (2024-02-23): Documentation in file for the secondary minimal s/emp loss meets lender guidelines - nothing further needed. Buyer Comment (2024-02-22): Not using S/E income for qualification, no further documentation required per policy (If the customer is only using income, other than self-employment to qualify for the Mortgage (salaried income from primary employment) THEN it is not a requirement to obtain any additional documentation or evaluate the income or loss from the self-employment that is not being used to qualify).	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		NM	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947155		3158472577		30019932			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The earliest dated LE in file is dated [Redacted] which was not within [Redacted] days of the loan application.				Reviewer Comment (2024-02-22): did not have all pieces of application necessary to complete LE prior to [Redacted]	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947155	3158472577	30029798	Credit	Credit	Credit Documentation	Credit	Insufficient Verification of Rental History.	Universal Product Exception Forms in file for lender exception of residence payments less than lease requirement (Doc-Credit & Prod/Program Rest.) with foreign rental documented. Exception approved, with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-21): Universal Product Exception Form in file, exception approved with comp factors.			02/21/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947157	3158472591	30009484	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted]% moderately exceeds the guideline maximum of [redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of increase in DTI to [redacted]% and guidelines approved DTI is [redacted]% . Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted].

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947157	3158472591	30009488	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of increase in DTI to [redacted]% and guidelines approved DTI is [redacted]% . Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted].

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947157		3158472591		30022066			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [redacted]. There was a FEMA disaster dated [redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-02-28): PDI, with inspection date of [redacted] showing no damage to property, has been received Buyer Comment (2024-02-28): see attached PDI	02/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947157		3158472591		30033943			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-22): Sufficient Cure Provided At Closing		02/22/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947158		3158472592		30009685			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [redacted] business days of application.	Initial application is dated [redacted], and the earliest LE in file is dated [redacted].				Reviewer Comment (2024-02-23): [redacted] received proof of earlier application date from non-TRID product to TRID product Buyer Comment (2024-02-21): Initial LE was not required until [redacted]. Loan was HBA and did not have all of the[redacted] required elements to create an LE. Purchase Contract was received[redacted] and loan was flipped from HBA to Purchase the previous day. The Initial LE was then sent on [redacted].	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947159		3158472593		30010884			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947159		3158472593		30010885			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947159		3158472593		30033692			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of DTI ratio and thin credit/tradelines. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947161		3158472599		30021471			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Need a supplemental title report, title commitment, or final title policy showing sufficient coverage equal to the loan amount.				Reviewer Comment (2024-02-27): title coverage information provided and acceptable Buyer Comment (2024-02-27): Do not agree; we have sufficient coverage.	02/27/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947161	3158472599	30021780	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Application date is [redacted], earliest Loan Estimate in file is [redacted].	Reviewer Comment (2024-02-27): [redacted] received proof of origination date and receipt of 6 pieces of info supported by sales contract and property

Buyer Comment (2024-02-23): Initial LE was not required until [redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 required elements to create an LE. Purchase Contract was received [redacted] and loan was flipped from HBA to Purchase the same day. Once the Loan was flipped to Purchase the property address and estimated property value was obtained and the Initial LE sent, all on [redacted]. [redacted] Application Package documents do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. Chase was not made aware of purchase property street address until [redacted] when sales contract was received
																		02/27/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947162		3158472602		30009848			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Disclosure indicates an initial deposit at closing of $[redacted]; however, the final CD section G indicates an initial amount of $[redacted].				Reviewer Comment (2024-02-26): screenshot provided matches final CD Buyer Comment (2024-02-23): Initial escrow amount deposited was $[redacted] which matched final CD signed at closing. Please see attached screenshot	02/26/2024			1	B	A	B	A	B	A	B	A	B	A		VA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947162		3158472602		30009850			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	High cost Analysis contains the undiscounted rate for the loan, but not the undiscounted price (expressed as discount points) associated with the rate. Further testing can be done if provided.				Reviewer Comment (2024-02-26): updated UIR information Buyer Comment (2024-02-23): Please see undiscounted rate data for further testing	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947162		3158472602		30009851			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Final Closing Disclosure provided on [redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan				Reviewer Comment (2024-02-18): Sufficient Cure Provided At Closing		02/18/2024		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947162	3158472602	30009852	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application	Reviewer Comment (2024-02-26): Upon further review, the LE delivered in timely manner

Buyer Comment (2024-02-23): Initial LE was not required until [redacted]. Loan was HBA/"Credit Only" and did not have all of the [redacted] required elements to create an LE. Purchase Contract was received [redacted]. Loan was flipped from HBA to Purchase [redacted]. Once the Loan was flipped to Purchase the property address and estimated property value were obtained and the Initial LE sent on [redacted]. [redacted] Application Package documents do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [redacted] was not made aware of purchase property street address until [redacted] when sales contract was received
																		02/26/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947162		3158472602		30009854			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Was last disclosed $[redacted] on LE but disclosed as $[redacted] on Final CD. File does not contain a valid Change of Circumstance for this increase and the cure provided at closing was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-02-26): [redacted] received VCC. Buyer Comment (2024-02-23): Do not concur. Interest rate was not locked until[redacted]. Interest Rate and Discount points are subject to change at any time without CIC up until locked. Rate locked and disclosed on LE V15 [redacted]. Interest rate then decreased resulting in discount points increase [redacted]. Updated discount points disclosed on CD V2 [redacted]	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947162		3158472602		30009855			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed $[redacted] on LE but disclosed as $[redacted] on Final CD. File does not contain a valid Change of Circumstance for the increase and the cure provided at closing was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-02-26): [redacted] received VCC. Buyer Comment (2024-02-23): Do not concur - Initial Appraisal expired. Appraisal Order CIC exists[redacted] for addition of fee. Actual invoice received confirming $[redacted] fee. Appraisal update fee disclosed on LE V12 [redacted].	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947162		3158472602		30009856			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Credit Report Fee was last disclosed $[redacted] on LE but disclosed as $[redacted] on Final CD. File does not contain a valid Change of Circumstance for the increased fee and the cure provided at closing was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-02-26): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-02-23): Do not concur. LE Rounding issue. LE only shows whole dollar amounts, not exact amounts. LE V1 actual amount was $[redacted]. Amount charged at closing was $[redacted]. Cure provided at closing of $[redacted] covers the difference between $[redacted] disclosed at closing and $[redacted] from LE V1	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947162		3158472602		30009857			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Transfer Tax was last disclosed $[redacted] on LE but disclosed as $[redacted] on Final CD. File does not contain a valid Change of Circumstance for the increased fee and the cure provided at closing was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-02-26): [redacted] received VCC and remaining sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-02-23): Do not concur - Purchase Prince was increased and has a corresponding CIC [redacted]. Transfer Taxes were increased due to purchase price and disclosed on subsequent CD V3 dated [redacted].	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947162		3158472602		30009858			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The initial LE which contains this disclosure was not provided within 3 days of application and there was no separate disclosure in file either.				Reviewer Comment (2024-02-26): Upon further review, the LE delivered in timely manner Buyer Comment (2024-02-23): See documents D0616 and D0698 both dated [redacted] and ere included in initial Application Package dated [redacted]	02/26/2024			1	B	A	B	A	B	A	B	A	B	A		VA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947162		3158472602		30046051			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-26): Sufficient Cure Provided At Closing		02/26/2024		1		A		A		A		A		A		VA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947162		3158472602		30046052			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-26): Sufficient Cure Provided At Closing		02/26/2024		1		A		A		A		A		A		VA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947163	3158472603	30009425	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. Initial application date is [redacted] with initial LE of [redacted].	Reviewer Comment (2024-02-26): [redacted] received LOX with copy of the system snip for the [redacted] pieces of information and sales contract uploaded on[redacted] and LE disclosed within that timing requirements.

Buyer Comment (2024-02-23): Initial LE was not required until [redacted]. Loan was HBA/"Credit Only" and did not have all of the [redacted] required elements to create an LE. Purchase Contract was received[redacted] and loan was flipped from HBA to Purchase the same day. Once the Loan was flipped to Purchase the property address and estimated property value was obtained and the Initial LE sent, all on [redacted]. [redacted] Application Package documents do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [redacted] was not made aware of purchase property street address until [redacted] when sales contract was received
																		02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947163		3158472603		30009427			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Cure of $[redacted] is provided.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947163		3158472603		30009429			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of thin credit / tradelines. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[redacted] Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947164		3158472605		30009715			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[redacted].	Lender credit fees in the amount of $[redacted] disclosed on Loan Estimate dated [redacted] and [redacted], decreased to $[redacted] on the Final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for the reduced, nor evidence of a cure.				Reviewer Comment (2024-02-27): SitusAMC received VCC. Buyer Comment (2024-02-23): Do not Concur. CIC for Loan Points and required fee changes on [redacted]. Rate Expiration Changed on [redacted] which affects pricing. Premium pricing decrease disclosed timely on CDv3 on [redacted]	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947164	3158472605	30009717	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection fee in the amount of $[redacted] was added to the final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.	Reviewer Comment (2024-02-28): SitusAMC received VCC.

Buyer Comment (2024-02-28): Appraisal was completed by appraiser [redacted] and provided to [redacted] [redacted]. Property build was not completed at the time of appraisal and required a Final Inspection upon completion. [redacted] was made aware of the need for a Final Inspection when the appraisal was received from the appraiser [redacted]. Final Inspection fee was added and disclosed to the borrower on subsequent CD V2 [redacted]. Final Inspection was initially disclosed as Lender Paid due to premium pricing (negative discount points/lender credit) on CD V2 [redacted]. Rate lock expired and the lock was extended resulting to an increase in discount points (decrease in lender credit) on [redacted]. Final Inspection fee was move to paid by borrower and disclosed on CD V3 [redacted]. When the rate lock expired, the pricing changed from -[redacted] in points to -[redacted] and the lender credit to the borrower decreased from $[redacted] to $[redacted]. In turn, the fees that lender paid also decreased. Final Inspection fee was one of the fees no longer being paid by the lender due to the decrease in lender credit which was caused by the rate lock expiring and discount points increasing.

Reviewer Comment (2024-02-27): No Vcc was located in the loan file that specifically notes an increase in the inspection fee or the reason for the change.

Buyer Comment (2024-02-27): Rate lock does affect fees when rate is premium pricing and a credit to the borrower, instead of a charge to the borrower. When the rate lock expired, the pricing changed from -[redacted] in points to -[redacted] and the lender credit to the borrower decreased from $[redacted] to $[redacted]. In turn, the fees that lender paid also decreased. Final Inspection fee was one of the fees no longer being paid by the lender due to the decrease in lender credit which was caused by the rate lock expiring and discount points increasing.

Reviewer Comment (2024-02-27): [redacted] received rebuttal, however rate lock doesn't affect appraisal re-inspection fee. Please provide valid COC or cure is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2024-02-26): Please view documentation again. Directly under the screenshot showing that the $[redacted] fee was paid by lender is documentation showing a subsequent change in premium pricing. Rate lock expired and the lock was extended resulting to an increase in discount points (decrease in lender credit) on [redacted]. Final Inspection fee was move to paid by borrower and disclosed on CD V3 [redacted]

Reviewer Comment (2024-02-26): [redacted] received LOE for adding appraisal re-inspection fee however, the fee added on CD dated [redacted] is paid by Lender and later it is changed to paid by buyer. Cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-02-23): Do not Concur. Final Inspection Required exception CIC in [redacted]. Updated fee disclosed on CDv2 timely on [redacted] .
																		02/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947165		3158472608		30015664			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	No valid COC provided. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947165		3158472608		30030074			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Need a supplemental title report, title commitment, or final title policy showing sufficient coverage equal to the loan amount.				Reviewer Comment (2024-02-27): final title policy received, D0994 Buyer Comment (2024-02-27): Do not agree we have sufficient coverage .	02/27/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947165		3158472608		30034306			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception income documentation - royalty income. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947166		3158472614		30011086			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial application date is [redacted] and the initial LE in file is dated [redacted].				Reviewer Comment (2024-02-27): SitusAMC received proof of receipt of 6th piece of information for application date supported by sales contract Buyer Comment (2024-02-23): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [redacted]. LE Required [redacted], Issued [redacted]	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947166	3158472614	30024354	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for thin credit/tradelines. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted].

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947166		3158472614		30034151			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-22): Sufficient Cure Provided At Closing		02/22/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947166		3158472614		30034152			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-22): Sufficient Cure Provided At Closing		02/22/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947167		3158472615		30011150			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.				Reviewer Comment (2024-02-26): upon further review, the disclosure was provided timely. Buyer Comment (2024-02-23): Do not Concur. Disclosure in package dated [redacted] and in file	02/26/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947167		3158472615		30011151			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial application date is [redacted] and the earliest LE in file is dated [redacted].				Reviewer Comment (2024-02-26): upon further review, the disclosure was provided timely. Buyer Comment (2024-02-23): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [redacted]. LE Required [redacted], Issued [redacted].	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947167		3158472615		30035328			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-22): Sufficient Cure Provided At Closing		02/22/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947167		3158472615		30035329			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-22): Sufficient Cure Provided At Closing		02/22/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947168	3158472617	30027736	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception to allow business assets to be utilized in this transaction. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-21): Universal Product Exception Form in file, exception approved with comp factors.			02/21/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947169		3158472619		30010902			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-21): AVM received Buyer Comment (2024-02-21): See attached AVM	02/21/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947170		3158472621		30007718			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial application date is [Redacted], and the earliest LE in file is dated [Redacted].				Reviewer Comment (2024-02-22): [Redacted] received additional information confirming applicationd date Buyer Comment (2024-02-20): Initial LE was not required until [Redacted]. Loan was [Redacted] and did not have all of the [Redacted] required elements to create an LE. Purchase Contract was received [Redacted] and loan was flipped from [Redacted] to Purchase the same day. The Initial LE was then sent on [Redacted].	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947171	3158472624	30007568	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file is missing a copy of the Insurance Verification.	Reviewer Comment (2024-02-22): REO docs received

Buyer Comment (2024-02-22): Attached

Buyer Comment (2024-02-22): • [Redacted]r-
Divorce Decree shows the property ([Redacted]) was awarded to ex-spouse/[Redacted] who is responsible for the housing expenses.
Also, [Redacted] exception granted for the omission of the mtg. ([Redacted]-payment thru [Redacted] by Ex-Spouse) for this property.

Buyer Comment (2024-02-22): • [Redacted]-
Divorce Decree shows the property ([Redacted]) was awarded to ex-spouse/[Redacted] who is responsible for the housing expenses.
Also, [Redacted] exception granted for the omission of the mtg. ([Redacted]-payment thru [Redacted] by Ex-Spouse) for this property.
																		02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947171		3158472624		30007569			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file is missing a copy of the Insurance Verification.				Reviewer Comment (2024-02-22): REO docs received Buyer Comment (2024-02-22): attached Buyer Comment (2024-02-22): Ins attached	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947171		3158472624		30007570			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file is missing a copy of the Insurance Verification.				Reviewer Comment (2024-02-22): REO docs received Buyer Comment (2024-02-22): Ins attached	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947171	3158472624	30027685	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of loan amount, self-employment income calculation allowance, and product program restrictions. Exception approved, with comp factors.	Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The refinance has decreased the borrower's monthly debt payments by [Redacted]% or more.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-23): Universal Product Exception Form in file, exception approved with comp factors.			02/23/2024	2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947172		3158472630		30008137			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-16): Sufficient Cure Provided At Closing		02/16/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947172		3158472630		30015168			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of 3.8, which does not meet securitization requirements.				Reviewer Comment (2024-02-20): CDA received Buyer Comment (2024-02-20): Please see attached CDA	02/20/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947174		3158472632		30010950			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions DTI ratio above [Redacted]%. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-21): Universal Product Exception Form in file, exception approved with comp factors.			02/21/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Second Home	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947174		3158472632		30011107			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions DTI ratio above [Redacted]%. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-21): Universal Product Exception Form in file, exception approved with comp factors.			02/21/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Second Home	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947174		3158472632		30011110			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to DTI with lender exception, loan is at QM risk.				Reviewer Comment (2024-02-21): Universal Product Exception Form in file, exception approved with comp factors.	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947175		3158472633		30009621			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate was issued on [redacted], which is more than [redacted] business days after the application date [redacted].				Reviewer Comment (2024-02-26): [redacted] received confirmation of application date. Buyer Comment (2024-02-22): Do not concur. Initial LE was not Required until [redacted]. The initial LE was created [redacted]. Loan was HBA up until [redacted] when it was flipped to Purchase. Entering Property address and obtaining the estimate of the property value completed the [redacted] elements needed to require an LE.	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947175		3158472633		30009623			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947176		3158472636		30010426			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. Initial application date is [redacted] and the initial LE is dated [redacted].				Reviewer Comment (2024-02-27): SitusAMC received additional information to support 6 pieces of information received and supported by sales contract. Buyer Comment (2024-02-23): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [redacted]. LE Required [redacted], Issued [redacted]	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947177		3158472639		30036662			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of thin credit history and program restriction - rental reference policy. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-28): Universal Product Exception Form in file, exception approved with comp factors.			02/28/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947178		3158472642		30009689			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947179		3158472643		30007338			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/[Redacted])				Reviewer Comment (2024-02-22): No seller costs, builder direct purchase Buyer Comment (2024-02-20): Seller did not pay any fees. Borrower paid all fees customarily paid by Seller. Please see uploaded Final Settlement Statement and Seller CD	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947179		3158472643		30007340			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted] as this fee was not disclosed on the initial LE dated [Redacted] and the loan file does not contain a valid Change of Circumstance for it's addition. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-02-21): [Redacted] received valid LOE suffice. Buyer Comment (2024-02-20): Purchase Contract not received until [Redacted]. Transfer Taxes in [Redacted] County [Redacted] are Seller paid, unless both parties agree to shift the responsibility to the Buyer as stated and agreed in the Fully Executed Purchase Contract. Transfer Taxes were updated and a corresponding CIC is in [Redacted] [Redacted]. Updated fee disclosed on LE V2 dated [Redacted].	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947179		3158472643		30007377			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	File does not contain a verification of employment within [Redacted] business days of the Note.				Reviewer Comment (2024-02-20): WVOE within [Redacted] days of closing received Buyer Comment (2024-02-20): Written VOE uploaded	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947179		3158472643		30015399			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [Redacted]r QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the missing VVOE for the borrower within [Redacted] business days of closing, resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-20): WVOE received and within [Redacted] days of closing Buyer Comment (2024-02-20): VVOE not required due to satisfactory written verification of employment obtained. Please see uploaded Written Verification of Employment	02/20/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947179	3158472643	30015400	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exception for the DTI. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-19): Universal Product Exception Form in file, exception approved with comp factors.			02/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947179		3158472643		30015401			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing VVOE for the borrower within [Redacted] business days of closing.				Reviewer Comment (2024-02-20): WVOE within [Redacted] days of closing received Buyer Comment (2024-02-20): VVOE not required due to satisfactory written verification of employment obtained. Please see uploaded Written Verification of Employment	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947179	3158472643	30015418	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception for the DTI. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-19): Universal Product Exception Form in file, exception approved with comp factors.			02/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947179		3158472643		30015419			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing a VVOE for the borrower dated within [Redacted] business days of closing.				Reviewer Comment (2024-02-20): WVOE within [Redacted] days of closing received Buyer Comment (2024-02-20): See attached Written VOE completed within 10 business days of closing (note that Thanksgiving day does not count)	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947179		3158472643		30015433			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing VVOE for the borrower within [Redacted] business days of closing.				Reviewer Comment (2024-02-20): WVOE within [Redacted] days of closing received Buyer Comment (2024-02-20): written VOE has been uploaded Buyer Comment (2024-02-20): VVOE not required due to satisfactory written verification of employment obtained. Please see uploaded Written Verification of Employment	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947179		3158472643		30015478			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing VVOE - Employment Only				Reviewer Comment (2024-02-20): WVOE within [Redacted] days of closing received Buyer Comment (2024-02-20): written VOE uploaded Buyer Comment (2024-02-20): written VOE has been uploaded	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947179		3158472643		30021541			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-02-22): PDI showing no damage to property has been received Buyer Comment (2024-02-22): See attached PDI	02/22/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947179	3158472643	30021590	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file, exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-20): Universal Product Exception Form in file, exception approved with comp factors.			02/20/2024	2		B		B		B		B		B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947180		3158472644		30011571			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial application date is [redacted] and the earliest LE in file is dated [redacted].				Reviewer Comment (2024-02-27): SitusAMC received additional information to support 6 pieces of information received and supported by sales contract. Buyer Comment (2024-02-23): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [redacted]. LE Required [redacted], Issued [redacted].	02/27/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase	No Defined Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947184		3158472650		30009290			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for Product Program Restrictions, waiving payment history for nightly [Redacted] spaces and campsites. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-21): Universal Product Exception Form in file, exception approved with comp factors.			02/21/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947186	3158472653	30008680	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial application date is[redacted], and the earliest dated LE in file is dated [redacted].	Reviewer Comment (2024-02-27): [redacted] received proof of receipt of [redacted] pieces of information for application date and confirmed by purchase agreement date.

Buyer Comment (2024-02-23): Do not concur.[redacted] Application Package documents do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [redacted] was not made aware of purchase property street address until [redacted] when sales contract was received

Reviewer Comment (2024-02-22): [redacted] loan application in file includes all [redacted] components to constitute submission of an application as defined under 1026.2 including loan amount and property address which matches subject transaction property address and lender loan # on [redacted] application also matches lender loan # on LEs and CDs in file.  Exception remains, unable to cure.

Buyer Comment (2024-02-20): Do not concur. Initial LE was not Required until [redacted]. The initial LE was created [redacted]. Loan was HBA up until [redacted] when it was flipped to Purchase. Entering Property address and obtaining the estimate of the property value completed the [redacted] elements needed to require an LE.
																		02/27/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947187		3158472655		30037345			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception of DTI ratio. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947187		3158472655		30037349			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception of DTI ratio. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947188	3158472658	30023581	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Universal Product Exception Form in file for lender exception for new employment starting after loan closes. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947189		3158472659		30009871			Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.		Universal Product Exception Form in file for lender exception for employment history for secondary job. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-21): Universal Product Exception Form in file, exception approved with comp factors.			02/21/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947189		3158472659		30009877			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-18): Sufficient Cure Provided At Closing		02/18/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947190		3158472660		30008850			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	File did not contain a valid Change of Circumstance for the increase in discount points and no cure was provided at closing.				Reviewer Comment (2024-02-26): [redacted] received updated rebuttal LOX lieu of valid Changed circumstance. Buyer Comment (2024-02-23): Do not concur. CIC for Discount Points increase and Interest rate decrease changes on [redacted]. Points disclosed timely on [redacted] on CD V2	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947191		3158472661		30012842			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-26): acceptable LCA score in file Buyer Comment (2024-02-26): Please refer to D0417 Freddie Mac UCDP SSR showing acceptable LCA risk score of [redacted] meeting securitization requirements.	02/26/2024			1	D	A	D	A	D	A	D	A	D	A		OR	Primary	Purchase		D	B	B	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947191	3158472661	30025336	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception DTI ratio. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted]

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Purchase		D	B	B	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947191	3158472661	30037433	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted]% moderately exceeds the guideline maximum of [redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception of DTI ratio. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted]

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Purchase		D	B	B	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947191		3158472661		30037458			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-22): Sufficient Cure Provided At Closing		02/22/2024		1	A	A	A	A	A	A	A	A	A	A		OR	Primary	Purchase	Final CD evidences Cure	D	B	B	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947192		3158472663		30009452			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraisal did not indicate an estimated cost new. Based on hazard insurance coverage of $[Redacted], plus extended coverage of [Redacted]%, for total coverage, the loan is short of the required coverage. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-02-22): [Redacted]% replacement cost coverage confirmed per D0443 Buyer Comment (2024-02-22): "Do not agree, we had replacement cost coverage.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947193		3158472668		30009167			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		The file was missing a copy of the "Loan Underwriting and Transmittal Summary (1008) / [Redacted]".				Reviewer Comment (2024-02-20): 1008 received Buyer Comment (2024-02-20): 1008 attached	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947193		3158472668		30009260			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. There was no UCDP in file.				Reviewer Comment (2024-02-20): LCA score received and acceptable Buyer Comment (2024-02-20): LCA score is [Redacted] - see attached	02/20/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947193		3158472668		30009262			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		The file was missing a the Verification of Rent. (AUS results not in file to determine if VOR was required).				Reviewer Comment (2024-02-20): VOR / rent ledger received Buyer Comment (2024-02-20): apple rents Buyer Comment (2024-02-20): rent ledger Buyer Comment (2024-02-20): rent	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947193		3158472668		30009264			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		No evidence of any preliminary title or title commitment in file. Either of which is acceptable to clear this condition. A final title policy is also acceptable.				Reviewer Comment (2024-02-20): prelim title received Buyer Comment (2024-02-20): Title attached	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947193		3158472668		30009324			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947194		3158472669		30037524			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI ratio and thin credit/tradelines. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947194		3158472669		30037529			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI ratio and thin credit/tradelines. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947195		3158472670		30008781			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947196		3158472672		30009576			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Universal Product Exception Form in file for lender exceptions for product/program restrictions to allow the waiver of the lease agreement and rental payment history while Living in [Redacted]. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved exception with compensating factors.	SitusAMC,Originator	Reviewer Comment (2024-02-19): Universal Product Exception Form in file, exception approved with comp factors.			02/19/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947196		3158472672		30009577			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had risk scores of [Redacted] (FNMA) and [Redacted] (FHLMC), which do not meet securitization requirements.				Reviewer Comment (2024-02-20): CDA received Buyer Comment (2024-02-20): Please see attached CDA.	02/20/2024			1	D	A	D	A	D	A	D	A	D	A		WA	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947196		3158472672		30009588			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Disclosed Finance Charges are $[Redacted]. Due Diligence Finance Charges are $[Redacted]. There is a variance of $[Redacted]. Loan file is missing undiscounted rate/pricing information for further testing.				Reviewer Comment (2024-02-20): UIR information received Buyer Comment (2024-02-20): Please see attached Undiscounted Interest Rate [Redacted] screen	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947196		3158472672		30012834			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Application date is [Redacted], earliest Loan Estimate in file is [Redacted]				Reviewer Comment (2024-02-22): [Redacted] received additional information to support later app date, contract dated [Redacted] acceptance by seller. Buyer Comment (2024-02-20): Do not concur. Initial LE was not Required until [Redacted]. The initial LE was created [Redacted].Loan was [Redacted] up until [Redacted] when it was flipped to Purchase. Entering Property address and obtaining the estimate of the property value completed the [Redacted] elements needed to require an LE.	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947197		3158472674		30022425			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-02-20): Sufficient Cure Provided At Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947199		3158472678		30013421			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted].No valid changed circumstance was provided. Insufficient cure provided to the Borrower.				Reviewer Comment (2024-02-26): [redacted]: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-02-23): Tolerance cure of $[redacted] for [redacted]% fees was applied at closing	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947199		3158472678		30013422			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. No valid changed circumstance was provided. Insufficient cure provided to the Borrower.				Reviewer Comment (2024-02-26): [redacted]: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-02-23): Final Inspection fee of $[redacted] was cured at closing	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947199		3158472678		30013423			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. No valid changed circumstance was provided. Insufficient cure provided to the Borrower.				Reviewer Comment (2024-02-26): purchase contract addendum received Buyer Comment (2024-02-23): [redacted] received an addendum to the Sales Contract [redacted] stating that the Transfer Tax that is customarily paid by the seller, would now be paid by the buyer. Transfer Tax amount was added and disclosed on CD V1 [redacted].	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947199		3158472678		30029325			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for income calc allowing use of foreign earned income from a temporary resident currently living and working in [redacted]. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-23): Universal Product Exception Form in file, exception approved with comp factors.			02/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947199		3158472678		30047230			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-26): Sufficient Cure Provided At Closing		02/26/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947199		3158472678		30047231			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-26): Sufficient Cure Provided At Closing		02/26/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947200		3158472679		30027675			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-21): Sufficient Cure Provided At Closing		02/21/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947200	3158472679	30040336	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI ratio and employment history. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-23): Universal Product Exception Form in file, exception approved with comp factors.			02/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947200	3158472679	30040340	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI ratio and employment history. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-23): Universal Product Exception Form in file, exception approved with comp factors.			02/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947201		3158472680		30012696			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing. ([Redacted])				Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		MI	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947202		3158472681		30008981			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-02-23): proof of delivery/receipt received for appraisal doc, via DocMagic Buyer Comment (2024-02-23): Do not Concur. Valuation received via DocMagic [redacted] than[redacted] days prior to consummation date of [redacted]	02/23/2024			1	B	A	B	A	B	A	B	A	B	A		CT	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947202	3158472681	30008984	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee was last disclosed as $[redacted] on Initial closing disclosure but disclosed as $[redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (2024-02-27): loan amount change reflected on CIC and CD

Buyer Comment (2024-02-27): Loan amount changed to $[redacted]. Points disclosed on CD V2 of [redacted]%, or $[redacted], is based on loan amount of $[redacted]

Reviewer Comment (2024-02-27): [redacted] received rebuttal, however we require valid COC showing correct loan amount change of $[redacted] or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-02-26): Discount points of $[redacted] disclosed on CD V2 [redacted] is [redacted]% of loan amount of $[redacted]. Regardless of loan amount CIC showing $[redacted], the CD captured the correct loan amount of $[redacted] and discount points of [redacted]% or $[redacted].

Reviewer Comment (2024-02-26): [redacted] Received COC dated [redacted] showing loan amount change to $[redacted]; however, in actual loan amount changed to $[redacted]on CD dated [redacted]. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-02-23): Do not Concur. CIC for Discount Points and loan amount changes [redacted]. Points disclosed timely [redacted] on CDv2.
																		02/27/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947203		3158472682		30014442			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.				Reviewer Comment (2024-02-23): HOC list received Buyer Comment (2024-02-23): Do not Concur. Both HOC and Application dated [redacted] and in file	02/23/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947203		3158472682		30014445			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947204		3158472686		30024265			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: ___ State: ___	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-02-27): acceptable documentation for title lien search in file Buyer Comment (2024-02-27): Do not agree, property is a Co-Op located in [redacted] and does not require a Title Policy. A LIEN search is performed on the property. The Lien Search is also in the file build.	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947204	3158472686	30040232	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted]% moderately exceeds the guideline maximum of [redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

Borrower has been employed in the same industry for more than [redacted] years.

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-23): Universal Product Exception Form in file, exception approved with comp factors.			02/23/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947204	3158472686	30040320	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of [redacted]% exceeds Guideline total debt ratio of [redacted]%.	Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

Borrower has been employed in the same industry for more than [redacted] years.

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-23): Universal Product Exception Form in file, exception approved with comp factors.			02/23/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947205		3158472688		30009602			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. Application date is [redacted]and the only LE in file is dated [redacted].				Reviewer Comment (2024-02-23): [redacted] received proof of earlier application date Buyer Comment (2024-02-21): Initial LE was not required until [redacted]. Loan was HBA and did not have all of the [redacted] required elements to create an LE. Purchase Contract was received [redacted] and loan was flipped from HBA to Purchase the previous day. The Initial LE was then sent on [redacted].	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947205		3158472688		30009603			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure.	Seller CD disclosed $[redacted], Final CD disclosed $[redacted] in seller fees.				Reviewer Comment (2024-02-23): Seller Costs on borrower CD higher than Seller CD	02/23/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947206		3158472689		30009105			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[redacted], and the appraisal did not provide an estimated cost new. Based on hazard insurance coverage of $[redacted], plus extended coverage of $[redacted], for total coverage of $[redacted], the loan is short of the required coverage by $[redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-02-26): D0742 shows replacement cost coverage in place, and HOI coverage is acceptable. Buyer Comment (2024-02-26): RCC was in the file	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947207		3158472690		30014790			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	[redacted]% tolerance was exceeded by $[redacted] due to increase of recording fee. No valid Change of Circumstance provided, nor evidence of cure in file.				Reviewer Comment (2024-02-26): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-02-23): Do not Concur. Cure already given back at closing. The cure amount being requested is incorrect. The 10% was not being added in[redacted] calculations. No cure due.	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947207		3158472690		30014791			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points was last disclosed as $[redacted] on LE but disclosed as $[redacted] on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file.				Reviewer Comment (2024-02-26): [redacted] received LOE in lieu of VCC. Buyer Comment (2024-02-23): Do not concur. CIC for Discount Points increase and Loan Interest rate decrease on [redacted]. Points disclosed [redacted] timely on Lev3.	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947207		3158472690		30014792			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Transfer Tax was not disclosed on LE but disclosed as $[redacted] on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file.				Reviewer Comment (2024-02-26): [redacted] received LOE in lieu of VCC. Buyer Comment (2024-02-23): Do not Concur. Receipt and Upload of Purchase Contract CIC in [redacted][redacted]. The standard for Transfer Taxes in [redacted] is Seller paid, unless both parties agree to shift the responsibility to the Buyer as stated and agreed in the Fully Executed Purchase Contract. Purchase Contract received [redacted]. The newly Buyer Paid transfer taxes were disclosed on Lev3 timely on [redacted]	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947207		3158472690		30014816			Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	-	File contains a CD with an issue date of [redacted] that is signed/dated by the borrowers on [redacted].				Reviewer Comment (2024-02-23): print date and receipt date confirmation received Buyer Comment (2024-02-23): Do not concur. Do not Concur. System captured Issue date of [redacted] and proof of borrower viewing and signing document same day.[redacted] print vendor will date document for following business day after a certain cut off time of the day. No issue.	02/23/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947207		3158472690		30045704			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-26): Sufficient Cure Provided At Closing		02/26/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947208		3158472691		30009726			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-18): Sufficient Cure Provided At Closing		02/18/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947208		3158472691		30023176			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of [Redacted]% exceeds Guideline total debt ratio of [Redacted]%.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947208		3158472691		30023364			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)		Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947208		3158472691		30037523			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions to use additional income for co-borrower that is similar to [Redacted] income but not typically allowed. Exception approved with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947209		3158472694		30008725			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Missing verification of title coverage amount. Need title commitment, supplemental title letter from title company, or final title.				Reviewer Comment (2024-02-26): final title policy received, D0779 Buyer Comment (2024-02-26): We do not have to get an updated title commitment if the loan amount changes, we wait for the title policy	02/26/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947209		3158472694		30018388			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947210		3158472696		30027746			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan amount being less than the minimum required for this product.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved an exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		KS	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947210		3158472696		30028151			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Borrower being employed by a family-owned business and does not meet the minimum income documentation required or length of employment not met. Lender exception provided in file based on compensating factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved an exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		KS	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947211		3158472698		30009624			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	$[Redacted] lender credit was provided for increase in closing costs above the legal limit.				Reviewer Comment (2024-02-17): Sufficient Cure Provided At Closing		02/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947212	3158472702	30023235	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of [Redacted] Decline.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947213		3158472712		30014082			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.	Universal Product Exception Form in file for lender exceptions due to the amount of cashout to the borrower. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has worked in the same position for more than [Redacted] years.	Lender approved exception	SitusAMC SitusAMC,Originator SitusAMC	Reviewer Comment (2024-02-19): Universal Product Exception Form in file, exception approved with comp factors.			02/19/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947213		3158472712		30014144			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contained [Redacted] full appraisal reports - one with a value of $[Redacted], one at $[Redacted] and one at $[Redacted]. The two higher valued appraisals equate to an LTV that would have been within guidelines; however, the lowest value would have equated to an [Redacted] LTV which would not have been within guidelines. It is not clear what the situation was with the lowest of the [Redacted] reports or why it was not used in the loan review.				Reviewer Comment (2024-02-20): CDA received supporting appraisal, along with explanation using the $[Redacted] valuation Buyer Comment (2024-02-20): This loan had a [Redacted] and the comments are below ([Redacted]) The third appraisal at $[Redacted] by [Redacted] inspected on [Redacted] is more credible than the appraisal by [Redacted] [Redacted] at $[Redacted]. As a result the appraised value to be utilized has changed to $[Redacted].	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947214		3158472713		30010541			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.				Reviewer Comment (2024-02-23): upon review of the disclosure package information, the disclosure was sent timely. Buyer Comment (2024-02-23): Disclosure attached Buyer Comment (2024-02-23): Do not concur. Disclosure in package dated [redacted]	02/23/2024			1	B	A	B	A	B	A	B	A	B	A		MD	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947214		3158472713		30010543			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.				Reviewer Comment (2024-02-23): Upon further review, the initial LE was sent timely. Buyer Comment (2024-02-23): Do not Concur. Initial LE was not Required until [redacted]. The initial LE was created [redacted]. Loan was HBA up until [redacted] when it was flipped to Purchase. Entering Property address and obtaining the estimate of the property value completed the [redacted] elements needed to require an LE.	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947214	3158472713	30036913	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of to allow for requiring only [redacted] full appraisal instead of the [redacted] normally required by guidelines due to loan size. Exception approved with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted].

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947215		3158472714		30009411			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% or $[redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% or $[redacted]. No valid Change of Circumstance found in the file and the cure provided at closing was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-02-26): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-02-23): Do not Concur. Cure already given at closing for ten percent tolerance violation	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947215		3158472714		30009412			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Processing Fee was last disclosed as $[redacted] on Loan Estimate but disclosed as $[redacted] on Final Closing Disclosure. No valid Change of Circumstance found in the file and the cure provided at closing was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-02-26): SitusAMC received LOX with copy of system snip lieu of valid Changed Circumstance. Buyer Comment (2024-02-23): Do not Concur. CIC for Property type occurred on [redacted]. Changed from Single Family to Condominium. Project Processing Fee disclosed timely on Lev6 on [redacted]	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947215		3158472714		30009413			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection Fee was last disclosed as $[redacted] on Loan Estimate but disclosed as $[redacted] on Final Closing Disclosure. No valid Change of Circumstance found in the file and the cure provided at closing was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-02-26): SitusAMC received LOX with copy of system snip lieu of valid Changed Circumstance. Buyer Comment (2024-02-23): Do not Concur. Final Inspection Fee exception CIC in [redacted]. Updated Appraisal fee disclosed on CDv2 timely on [redacted] .	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947215	3158472714	30009414	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Transfer Tax Fee was last disclosed as $[redacted] on Loan Estimate but disclosed as $[redacted] on Final Closing Disclosure. No valid Change of Circumstance found in the file and the cure provided at closing was not sufficient to cure all of the tolerance issues.	Reviewer Comment (2024-02-28): upon further review, sufficient documentation is in file

Reviewer Comment (2024-02-27): [redacted] received copy of system snip indicates that the receipt and upload of Purchase contract created on [redacted]. However, there seems to be no documentation in the loan file to support the contract dated [redacted] and provided purchase contract in the loan file signed and completed on [redacted]. Please provide documentation of timeline for review or, provide cure.

Buyer Comment (2024-02-26): Please see screenshot of documents on file in order by date. There was no purchase contract on file until [redacted]. Transfer Taxes in [redacted] County are seller paid unless otherwise agreed upon by both buyer and seller. [redacted] was made aware that both parties agreed to shift responsibility of Transfer Tax to the buyer once the sales contract was received [redacted], page 104. Transfer Taxes were added and disclosed on LE V2 [redacted], with in 3 days of receipt of contract.

Reviewer Comment (2024-02-26): [redacted]: Provided purchase contract in the loan file completed on [redacted] and triggering the need to disclose all applicable fees. But, the fee was added on [redacted] LE. This is outside of the required 3 day timeline for notification of borrower. If there was an additional reason the fee was added, than we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure

Buyer Comment (2024-02-23): Do not Concur. CIC for receipt and Purchase contract [redacted]. Transfer Taxes affected are based on the Purchase Price. Updated fees disclosed timely on LE V2 dated [redacted]
																		02/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947215		3158472714		30021503			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [redacted]. There was a FEMA disaster dated [redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-02-28): PDI, with inspection date of [redacted] showing no damage to the property, has been received Buyer Comment (2024-02-28): Please see PDI	02/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947215		3158472714		30060040			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-28): Sufficient Cure Provided At Closing		02/28/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947218		3158472719		30008890			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.; Sec ID: 7		AVM obtained does not support origination value within [Redacted]%. A CDA or Field Review is required.				Reviewer Comment (2024-02-23): CDA received, supporting appraised value Buyer Comment (2024-02-23): see attached CDA Reviewer Comment (2024-02-21): Same AVM received, which does not support appraised value within -[Redacted]%. A CDA or Field Review is required. Buyer Comment (2024-02-21): Please disregard attachment. Buyer Comment (2024-02-21): Please see attached AVM	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	B	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947218		3158472719		30021491			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-20): Sufficient Cure Provided At Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947218	3158472719	30021502	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions for use of business funds for closing and reserves. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-20): Universal Product Exception Form in file, exception approved with comp factors.			02/20/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947219		3158472720		30015513			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	A lender credit of [redacted] was provided				Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947219		3158472720		30035527			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception for the DTI. Exception approved with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947219		3158472720		30035549			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted]% significantly exceeds the guideline maximum of [redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)		Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947220		3158472721		30009693			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	Need an updated supplemental title report, title commitment, or final title policy showing coverage equal to loan amount.				Reviewer Comment (2024-02-26): final title policy received, D0601 Buyer Comment (2024-02-26): We do not have to get a revised title commitment if the loan amount updates, we wait until the title policy comes in.	02/26/2024			1	B	A	B	A	B	A	B	A	B	A		OK	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947220		3158472721		30009707			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Discount point fee increased on [redacted] & [redacted] on Closing Disclosure with no valid change evident and the cure provided at closing was not sufficient to cure both tolerance issues.				Reviewer Comment (2024-02-21): [redacted] received VCC. Buyer Comment (2024-02-21): Initial Lock occurred [redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on[redacted]. LE V4 disclosed [redacted] shows increase to Loan Discount Points. Loan Amount increased [redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [redacted]. LE V6 disclosed [redacted]shows increase to Loan Discount Points	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		OK	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947220		3158472721		30009708			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Tolerance cure provided at closing was insufficient to cure both tolerance issues.				Reviewer Comment (2024-02-21): Upon further review consumer within [redacted]% tolerance requirements. Buyer Comment (2024-02-21): Unable to locate referenced "Document Preparation Fee." The only $[redacted] fee is the Flood Determination fee. This was disclosed on LE V1 [redacted], throughout the life of the loan, and on CD V3 [redacted]signed at closing.	02/21/2024			1	C	A	C	A	C	A	C	A	C	A		OK	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes